UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2021

Invest in a balanced
fund that has stood
the test of time

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	15.55%	9.65%	9.70%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated March 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.20%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.11%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Balanced Fund for the periods ended June 30, 2021, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ABALX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

36	Financial statements

40	Notes to financial statements

54	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative
	total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 7/26/75)[1]

AMBAL (Class A shares)	9.38%	22.61%	10.95%	10.36%	10.72%
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[2,3,4]	8.28	23.02	11.89	10.39	10.24
Standard & Poor’s 500 Composite Index[3]	15.25	40.79	17.65	14.84	11.94
Bloomberg Barclays U.S. Aggregate Index[4]	–1.60	–0.33	3.03	3.39	7.24

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: S&P Dow Jones Indices LLC.
[4]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.

American Balanced Fund	1

Investment portfolio June 30, 2021	unaudited

Investment mix by security type	Percent of net assets

Common stocks 64.67%	Shares	Value (000)
Information technology 14.01%
Microsoft Corp.	30,488,962	$8,259,460
Broadcom, Inc.	10,828,752	5,163,582
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	29,285,386	3,518,932
ASML Holding NV (New York registered) (ADR)	2,751,150	1,900,604
ASML Holding NV	828,578	569,253
Intel Corp.	22,379,409	1,256,380
KLA Corp.	2,453,209	795,355
Fidelity National Information Services, Inc.	5,270,679	746,697
Applied Materials, Inc.	4,980,301	709,195
Mastercard, Inc., Class A	1,915,592	699,363
Apple, Inc.	4,509,126	617,570
NortonLifeLock, Inc.	21,877,585	595,508
VeriSign, Inc.[1]	2,200,000	500,918
Advanced Micro Devices, Inc.[1]	4,560,357	428,354
TE Connectivity, Ltd.	3,091,426	417,992
Shopify, Inc., Class A, subordinate voting shares[1]	263,657	385,198
Analog Devices, Inc.	1,982,382	341,287
Adobe, Inc.[1]	563,584	330,057
Samsung Electronics Co., Ltd.	4,529,000	324,549
Visa, Inc., Class A	1,270,111	296,977
PayPal Holdings, Inc.[1]	792,953	231,130
Paychex, Inc.	2,088,043	224,047
Automatic Data Processing, Inc.	940,145	186,732
FleetCor Technologies, Inc.[1]	551,500	141,217
Texas Instruments, Inc.	476,168	91,567
Micron Technology, Inc.[1]	1,030,000	87,529
SK hynix, Inc.	745,000	84,347
Ceridian HCM Holding, Inc.[1]	639,000	61,293
Arista Networks, Inc.[1]	165,000	59,781
		29,024,874

Health care 8.60%
UnitedHealth Group, Inc.	10,294,237	4,122,224
Pfizer, Inc.	48,528,681	1,900,383
CVS Health Corp.	20,186,201	1,684,337
Cigna Corp.	6,365,199	1,508,998
Gilead Sciences, Inc.	20,687,645	1,424,551
Thermo Fisher Scientific, Inc.	2,614,366	1,318,869
Johnson & Johnson	6,382,383	1,051,434
Eli Lilly and Company	3,904,599	896,183
AstraZeneca PLC	7,009,651	841,943
Centene Corp.[1]	8,053,436	587,337
Merck & Co., Inc.	7,027,803	546,552
Abbott Laboratories	3,139,482	363,960
Catalent, Inc.[1]	2,250,995	243,378
Anthem, Inc.	595,607	227,403
Novartis AG	2,180,620	198,724
ResMed, Inc.	784,032	193,279
Regeneron Pharmaceuticals, Inc.[1]	297,357	166,086

2	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Daiichi Sankyo Company, Ltd.	7,463,700	$160,870
Vertex Pharmaceuticals, Inc.[1]	658,036	132,680
Baxter International, Inc.	1,289,011	103,765
Teladoc Health, Inc.[1,2]	495,596	82,413
Viatris, Inc.	3,136,472	44,820
Organon & Co.[1]	599,695	18,147
		17,818,336

Financials 8.20%
JPMorgan Chase & Co.	16,448,193	2,558,352
BlackRock, Inc.	1,526,158	1,335,343
Bank of America Corp.	28,379,376	1,170,082
Synchrony Financial	22,145,238	1,074,487
Chubb, Ltd.	6,459,326	1,026,645
Capital One Financial Corp.	6,046,266	935,297
Discover Financial Services	7,746,535	916,338
Citigroup, Inc.	10,088,337	713,750
PNC Financial Services Group, Inc.	3,487,668	665,308
The Blackstone Group, Inc.	6,738,843	654,611
Intercontinental Exchange, Inc.	4,194,324	497,866
S&P Global, Inc.	1,195,277	490,601
HDFC Bank, Ltd.	23,170,000	466,922
Truist Financial Corp.	7,733,174	429,191
Fifth Third Bancorp	9,440,934	360,927
Travelers Companies, Inc.	2,401,498	359,528
CME Group, Inc., Class A	1,687,998	359,003
East West Bancorp, Inc.	4,919,195	352,657
KeyCorp	15,708,636	324,383
Berkshire Hathaway, Inc., Class B1	1,011,213	281,036
Nasdaq, Inc.	1,481,236	260,401
AIA Group, Ltd.	20,502,000	254,813
Willis Towers Watson PLC	1,098,240	252,617
Toronto-Dominion Bank (CAD denominated)	3,118,644	218,552
RenaissanceRe Holdings, Ltd.	1,354,958	201,645
Aon PLC, Class A	701,227	167,425
KKR & Co., Inc.	2,754,520	163,178
Brookfield Asset Management, Inc., Class A	2,755,000	140,450
Marsh & McLennan Companies, Inc.	857,380	120,616
Progressive Corp.	1,189,429	116,814
Arthur J. Gallagher & Co.	553,159	77,487
Arch Capital Group, Ltd.[1]	931,720	36,281
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	12,535	652
		16,983,258

Communication services 6.86%
Comcast Corp., Class A	61,823,493	3,525,175
Facebook, Inc., Class A1	8,986,141	3,124,571
Alphabet, Inc., Class C1	803,204	2,013,086
Alphabet, Inc., Class A1	259,989	634,839
Charter Communications, Inc., Class A1	2,592,558	1,870,401
Netflix, Inc.[1]	3,101,606	1,638,299
Activision Blizzard, Inc.	7,290,200	695,777
AT&T, Inc.	13,876,675	399,371
Verizon Communications, Inc.	4,548,199	254,835
ZoomInfo Technologies, Inc., Class A1	1,158,000	60,413
		14,216,767

Consumer staples 5.65%
Philip Morris International, Inc.	38,409,830	3,806,798
Altria Group, Inc.	39,185,649	1,868,372
Nestlé SA	8,174,236	1,017,925
British American Tobacco PLC	22,649,283	877,261
British American Tobacco PLC (ADR)	3,399,785	133,646
Anheuser-Busch InBev SA/NV (ADR)[2]	10,599,061	763,239
Anheuser-Busch InBev SA/NV	1,085,664	78,282
General Mills, Inc.	8,306,645	506,124
Archer Daniels Midland Company	7,305,078	442,688
Conagra Brands, Inc.	11,216,987	408,074

American Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Keurig Dr Pepper, Inc.	11,499,535	$405,243
Mondelez International, Inc.	5,104,383	318,718
Procter & Gamble Company	2,034,915	274,571
Estée Lauder Companies, Inc., Class A	636,444	202,440
Kellogg Co.	2,973,573	191,290
Church & Dwight Co., Inc.	2,202,936	187,734
Constellation Brands, Inc., Class A	495,596	115,915
Coca-Cola Europacific Partners PLC	1,918,000	113,776
		11,712,096

Industrials 5.31%
Lockheed Martin Corp.	2,828,325	1,070,097
L3Harris Technologies, Inc.	4,907,486	1,060,753
ABB, Ltd.	28,286,683	959,653
Northrop Grumman Corp.	2,536,093	921,692
CSX Corp.	24,894,036	798,601
Carrier Global Corp.	15,507,977	753,688
Caterpillar, Inc.	3,181,088	692,300
Honeywell International, Inc.	2,765,118	606,529
Jacobs Engineering Group, Inc.	3,900,000	520,338
Norfolk Southern Corp.	1,655,190	439,304
PACCAR, Inc.	4,629,953	413,223
TransDigm Group, Inc.[1]	637,687	412,769
Rockwell Automation	1,220,035	348,954
Boeing Company[1]	1,442,183	345,489
Raytheon Technologies Corp.	3,441,415	293,587
United Parcel Service, Inc., Class B	1,354,000	281,591
Cintas Corp.	562,501	214,875
Union Pacific Corp.	897,818	197,457
Waste Management, Inc.	1,367,844	191,649
FedEx Corp.	619,494	184,814
Airbus SE, non-registered shares[1]	1,261,786	162,244
AMETEK, Inc.	641,003	85,574
Parker-Hannifin Corp.	153,635	47,183
		11,002,364

Consumer discretionary 5.17%
Home Depot, Inc.	8,364,662	2,667,407
Amazon.com, Inc.[1]	580,628	1,997,453
General Motors Company[1]	21,439,886	1,268,598
Dollar General Corp.	5,538,776	1,198,536
LVMH Moët Hennessy-Louis Vuitton SE	679,957	533,179
Darden Restaurants, Inc.	3,192,391	466,057
Toll Brothers, Inc.[3]	7,905,740	457,031
Industria de Diseño Textil, SA	8,550,453	301,221
Target Corp.	1,189,429	287,533
Prosus NV	2,464,691	241,019
Restaurant Brands International, Inc.	3,600,006	231,984
Booking Holdings, Inc.[1]	101,002	221,001
Whirlpool Corp.	1,000,000	218,020
Domino’s Pizza, Inc.	370,500	172,835
VF Corp.	1,734,584	142,305
NIKE, Inc., Class B	895,046	138,276
Marriott International, Inc., Class A1	609,583	83,220
Chipotle Mexican Grill, Inc.[1]	49,560	76,835
		10,702,510

Materials 3.55%
Vale SA, ordinary nominative shares (ADR)	43,079,048	982,633
Dow Inc.	15,072,387	953,781
LyondellBasell Industries NV	8,442,905	868,522
Air Products and Chemicals, Inc.	2,739,054	787,971
Eastman Chemical Company	5,049,127	589,486
Royal Gold, Inc.[3]	4,134,555	471,753
Shin-Etsu Chemical Co., Ltd.	2,700,000	451,559
Rio Tinto PLC	4,388,180	361,114
Franco-Nevada Corp.	2,414,957	350,457
Wheaton Precious Metals Corp.	7,533,052	331,982

4	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Vulcan Materials Co.	1,435,148	$249,816
Nucor Corp.	2,477,978	237,712
Barrick Gold Corp.[2]	11,223,257	232,097
Grupo México, SAB de CV, Series B	37,571,000	176,716
CF Industries Holdings, Inc.	3,273,000	168,396
Linde PLC	517,402	149,581
		7,363,576

Energy 3.02%
Chevron Corp.	12,231,428	1,281,120
Canadian Natural Resources, Ltd. (CAD denominated)	26,357,258	956,822
Enbridge, Inc.	15,620,888	625,461
Enbridge, Inc. (CAD denominated)	3,331,292	133,375
Halliburton Company	27,753,350	641,657
ConocoPhillips	8,540,991	520,146
Pioneer Natural Resources Company	2,869,498	466,351
Valero Energy Corp.	4,172,914	325,821
Baker Hughes Co., Class A	14,135,376	323,276
BP PLC	60,365,261	263,035
Exxon Mobil Corp.	3,600,700	227,132
Cabot Oil & Gas Corp.	10,763,146	187,925
Hess Corp.	2,000,000	174,640
Suncor Energy, Inc.	5,451,551	130,572
		6,257,333

Real estate 2.88%
Crown Castle International Corp. REIT	8,464,954	1,651,513
Equinix, Inc. REIT	1,167,370	936,931
Sun Communities, Inc. REIT	4,612,912	790,653
Iron Mountain, Inc. REIT[3]	18,125,569	767,074
Digital Realty Trust, Inc. REIT	3,847,141	578,841
Boston Properties, Inc. REIT	2,997,425	343,475
VICI Properties, Inc. REIT	10,277,542	318,809
Gaming and Leisure Properties, Inc. REIT	5,295,482	245,340
Embassy Office Parks REIT	36,351,600	171,356
American Tower Corp. REIT	597,688	161,459
		5,965,451

Utilities 1.42%
Enel SpA	103,029,746	956,816
NextEra Energy, Inc.	7,503,911	549,886
DTE Energy Company	2,201,596	285,327
Sempra Energy	2,068,418	274,024
American Electric Power Company, Inc.	3,135,137	265,201
AES Corp.	8,102,987	211,245
Xcel Energy, Inc.	3,105,763	204,608
CenterPoint Energy, Inc.	4,083,523	100,128
CMS Energy Corp.	1,673,171	98,851
		2,946,086

Total common stocks (cost: $77,841,497,000)		133,992,651

Preferred securities 0.06%
Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,892,600	123,860

Financials 0.00%
CoBank, ACB, Class E, noncumulative preferred shares[4]	7,440	5,208

Total preferred securities (cost: $63,528,000)		129,068

American Balanced Fund	5

Convertible stocks 0.19%	Shares	Value (000)
Health care 0.14%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	122,214	$180,299
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	996,147	115,613
		295,912

Information technology 0.05%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	65,419	99,428

Total convertible stocks (cost: $323,748,000)		395,340

Investment funds 5.10%
Capital Group Central Corporate Bond Fund[3]	1,044,395,009	10,558,834

Total investment funds (cost: $10,444,130,000)		10,558,834

Bonds, notes & other debt instruments 24.50%	Principal amount (000)
U.S. Treasury bonds & notes 9.83%
U.S. Treasury 7.21%
U.S. Treasury 1.50% 2021	$18,901	18,947
U.S. Treasury 1.50% 2021	5,399	5,419
U.S. Treasury 1.625% 2021	5,786	5,831
U.S. Treasury 1.375% 2022	49,558	49,939
U.S. Treasury 1.375% 2022	4,007	4,071
U.S. Treasury 1.50% 2022	44,305	45,043
U.S. Treasury 1.625% 2022	38,812	39,643
U.S. Treasury 1.875% 2022	74,535	76,161
U.S. Treasury 2.00% 2022	34,690	35,107
U.S. Treasury 0.125% 2023	10,120	10,105
U.S. Treasury 0.25% 2023	60,428	60,330
U.S. Treasury 1.375% 2023	36,605	37,433
U.S. Treasury 1.50% 2023	96,631	98,607
U.S. Treasury 1.625% 2023	35,680	36,594
U.S. Treasury 2.375% 2023	39,650	41,025
U.S. Treasury 2.50% 2023	30,776	32,007
U.S. Treasury 2.75% 2023	19,920	20,841
U.S. Treasury 0.25% 2024	99,120	98,726
U.S. Treasury 0.375% 2024	22,900	22,872
U.S. Treasury 2.125% 2024	59,470	62,264
U.S. Treasury 2.25% 2024	74,340	78,597
U.S. Treasury 2.25% 2024	49,560	51,961
U.S. Treasury 2.50% 2024	60,223	63,536
U.S. Treasury 0.25% 2025	118,087	116,116
U.S. Treasury 2.00% 2025	29,740	31,222
U.S. Treasury 2.125% 2025	24,780	26,167
U.S. Treasury 2.625% 2025	62,246	66,857
U.S. Treasury 2.75% 2025	113,990	123,472
U.S. Treasury 2.75% 2025	10,675	11,547
U.S. Treasury 2.875% 2025	114,981	125,477
U.S. Treasury 3.00% 2025	178,410	195,477
U.S. Treasury 0.50% 2026	653,527	643,695
U.S. Treasury 0.75% 2026	2,697,909	2,682,757
U.S. Treasury 0.75% 2026	1,495,858	1,488,344
U.S. Treasury 0.875% 2026	381,970	381,835
U.S. Treasury 2.00% 2026	47,200	49,812
U.S. Treasury 2.25% 2026	52,663	56,136
U.S. Treasury 6.50% 2026	39,650	51,217
U.S. Treasury 0.50% 2027	198,240	191,920
U.S. Treasury 0.625% 2027	117,280	113,386
U.S. Treasury 1.125% 2027	930	937
U.S. Treasury 2.25% 2027	156,610	167,487
U.S. Treasury 2.25% 2027	11,150	11,918
U.S. Treasury 2.375% 2027	4,310	4,640
U.S. Treasury 6.375% 2027	39,650	52,202
U.S. Treasury 6.625% 2027	59,470	77,887
U.S. Treasury 1.25% 2028	566,794	569,047
U.S. Treasury 1.25% 2028	491,730	492,983

6	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.25% 2028	$304,323	$305,315
U.S. Treasury 1.25% 2028	93,400	93,555
U.S. Treasury 2.75% 2028	10,841	11,947
U.S. Treasury 2.875% 2028	50,318	55,898
U.S. Treasury 3.125% 2028	44,485	50,324
U.S. Treasury 5.25% 2028	119,930	153,960
U.S. Treasury 1.625% 2029	24,780	25,343
U.S. Treasury 1.75% 2029[5]	287,905	297,135
U.S. Treasury 5.25% 2029	39,650	51,124
U.S. Treasury 0.625% 2030	114,675	106,832
U.S. Treasury 0.625% 2030	24,780	23,159
U.S. Treasury 0.875% 2030	179,909	171,067
U.S. Treasury 1.125% 2031	59,470	57,729
U.S. Treasury 1.625% 2031	808,313	820,891
U.S. Treasury 4.25% 2039	99,120	135,490
U.S. Treasury 1.125% 2040	172,420	148,184
U.S. Treasury 1.125% 2040	138,770	119,700
U.S. Treasury 1.375% 2040	113,098	101,487
U.S. Treasury 1.875% 2041[5]	941,140	920,574
U.S. Treasury 2.75% 2042	32,660	36,755
U.S. Treasury 2.875% 2043	36,090	41,449
U.S. Treasury 3.125% 2043	47,605	56,807
U.S. Treasury 3.125% 2044	39,447	47,282
U.S. Treasury 3.625% 2044	24,780	31,990
U.S. Treasury 2.50% 2045	51,860	56,041
U.S. Treasury 3.00% 2045	24,780	29,258
U.S. Treasury 3.00% 2045	24,780	29,184
U.S. Treasury 2.75% 2047	99,300	112,739
U.S. Treasury 3.00% 2047	59,532	70,655
U.S. Treasury 3.00% 2048	4,007	4,767
U.S. Treasury 2.00% 2050	172,288	168,925
U.S. Treasury 1.875% 2051[5]	1,328,288	1,265,076
U.S. Treasury 2.375% 2051	562,615	600,393
		14,928,632

U.S. Treasury inflation-protected securities 2.62%
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	372,883	394,480
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	48,482	52,293
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	126,972	138,289
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	70,195	81,608
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	1,221,990	1,330,617
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	54,776	60,691
U.S. Treasury Inflation-Protected Security 0.75% 2028[6]	158,136	181,490
U.S. Treasury Inflation-Protected Security 1.75% 2028[6]	33,976	41,076
U.S. Treasury Inflation-Protected Security 0.875% 2029[6]	235,808	272,938
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	133,665	146,836
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	103,214	113,930
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,542,864	1,698,819
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	26,244	31,257
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	43,153	59,384
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	39,088	50,917
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	38,367	49,166
U.S. Treasury Inflation-Protected Security 0.25% 2050[6]	20,985	23,688
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	641,033	702,692
		5,430,171

Total U.S. Treasury bonds & notes		20,358,803

Corporate bonds, notes & loans 6.29%
Financials 1.32%
AerCap Holdings NV 6.50% 2025	7,190	8,439
Ally Financial, Inc. 8.00% 2031	7,500	10,659
American International Group, Inc. 2.50% 2025	11,150	11,775
American International Group, Inc. 4.20% 2028	2,190	2,522
American International Group, Inc. 3.40% 2030	5,000	5,488
American International Group, Inc. 4.375% 2050	4,240	5,170
Arthur J. Gallagher & Co. 2.50% 2031	7,345	7,425
Arthur J. Gallagher & Co. 3.50% 2051	5,616	5,892

American Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
AXA SA, Series B, 6.379% junior subordinated perpetual bonds (3-month USD-LIBOR + 2.256% on 12/14/2036)[4,7]	$2,000	$2,783
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	21,127	21,961
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[7]	19,820	19,653
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[7]	15,922	16,056
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	18,144	18,293
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	3,490	3,804
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	5,277	5,325
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	11,362	11,084
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	969	1,061
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	356	396
Berkshire Hathaway Finance Corp. 4.20% 2048	2,260	2,797
Berkshire Hathaway Finance Corp. 4.25% 2049	2,500	3,112
BNP Paribas 3.80% 2024[4]	59,745	64,122
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,7]	10,084	10,613
BNP Paribas 3.375% 2025[4]	56,594	60,747
BNP Paribas 4.375% 2025[4]	5,700	6,310
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,7]	42,720	44,058
BNP Paribas 4.375% 2026[4]	6,350	7,074
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,7]	31,320	30,963
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[4,7]	12,900	13,257
Charles Schwab Corp. 3.45% 2026	1,616	1,781
Citigroup, Inc. 4.60% 2026	7,017	7,993
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	5,370	5,696
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[7]	2,330	2,723
CME Group, Inc. 3.75% 2028	2,230	2,544
Crédit Agricole SA 4.375% 2025[4]	5,460	6,016
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,7]	17,800	18,157
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,7]	12,425	12,239
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,7]	22,137	22,867
Credit Suisse Group AG 3.80% 2023	6,537	6,930
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,7]	3,275	3,409
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,7]	23,000	23,562
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,7]	41,805	40,988
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,7]	6,200	6,833
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,7]	13,346	15,012
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,7]	32,057	33,097
Danske Bank AS 2.70% 2022[4]	5,630	5,720
Deutsche Bank AG 4.25% 2021	1,774	1,793
Deutsche Bank AG 3.30% 2022	13,571	14,064
Deutsche Bank AG 5.00% 2022	7,045	7,238
Deutsche Bank AG 3.95% 2023	63,683	66,897
Deutsche Bank AG 0.898% 2024	19,230	19,151
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[7]	45,250	46,490
Deutsche Bank AG 3.70% 2024	76,967	82,644
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	39,100	42,297
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	107,453	109,109
Deutsche Bank AG 4.10% 2026	26,686	29,285
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	23,065	24,578
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[7]	8,900	9,069
GE Capital Funding, LLC 4.05% 2027	20,050	22,706
GE Capital Funding, LLC 4.40% 2030	49,400	57,608
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[7]	29,515	29,071
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	44,600	44,530
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[7]	5,102	5,712
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	6,510	6,655
Groupe BPCE SA 2.75% 2023[4]	2,510	2,602
Groupe BPCE SA 5.70% 2023[4]	13,830	15,319
Groupe BPCE SA 4.625% 2024[4]	33,950	37,350
Groupe BPCE SA 5.15% 2024[4]	39,440	43,962
Groupe BPCE SA 1.00% 2026[4]	50,905	50,237
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,7]	6,350	6,382
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,7]	19,650	19,301

8	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[7]	$5,630	$5,744
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	2,350	2,468
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[7]	3,250	3,259
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	5,940	6,654
Intesa Sanpaolo SpA 3.125% 2022[4]	61,295	62,903
Intesa Sanpaolo SpA 3.375% 2023[4]	68,977	71,843
Intesa Sanpaolo SpA 3.25% 2024[4]	5,540	5,896
Intesa Sanpaolo SpA 5.017% 2024[4]	78,202	85,131
Intesa Sanpaolo SpA 3.875% 2027[4]	70,094	76,261
Intesa Sanpaolo SpA 3.875% 2028[4]	43,573	47,170
Jefferies Financial Group, Inc. 5.50% 2023	830	893
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[7]	46,000	46,075
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	20,947	21,065
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[7]	19,235	19,405
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[7]	1,235	1,268
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[7]	19,820	20,654
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[7]	10,494	11,221
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	21,318	21,852
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[7]	3,200	3,300
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	22,400	23,371
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[7]	3,100	3,104
Marsh & McLennan Companies, Inc. 3.875% 2024	2,500	2,712
Marsh & McLennan Companies, Inc. 4.375% 2029	3,750	4,399
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	7,109
Metropolitan Life Global Funding I 1.95% 2021[4]	3,880	3,895
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	12,500	13,245
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	16,520	17,199
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	9,990	9,838
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[7]	5,000	5,194
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	6,579	6,628
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[7]	9,995	9,725
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[7]	2,854	3,029
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[7]	3,130	4,670
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.409% 2024[4,8]	8,150	8,157
New York Life Global Funding 1.70% 2021[4]	3,750	3,762
New York Life Global Funding 2.25% 2022[4]	2,910	2,971
New York Life Global Funding 2.35% 2026[4]	2,970	3,115
OMERS Finance Trust 1.10% 2026[4]	29,740	29,860
Power Financial Corp., Ltd. 5.25% 2028	3,067	3,445
Power Financial Corp., Ltd. 6.15% 2028	2,760	3,271
Power Financial Corp., Ltd. 4.50% 2029	4,446	4,773
Power Financial Corp., Ltd. 3.95% 2030	9,727	10,044
Prudential Financial, Inc. 3.50% 2024	2,080	2,253
Prudential Financial, Inc. 4.35% 2050	8,750	10,998
Rabobank Nederland 2.75% 2022	2,780	2,818
Royal Bank of Canada 1.15% 2025	4,420	4,446
Santander Holdings USA, Inc. 4.45% 2021	6,387	6,474
Santander Holdings USA, Inc. 3.70% 2022	20,872	21,305
Santander Holdings USA, Inc. 3.40% 2023	31,220	32,514
Santander Holdings USA, Inc. 3.50% 2024	41,605	44,530
Skandinaviska Enskilda Banken AB 1.875% 2021	5,950	5,971
Skandinaviska Enskilda Banken AB 2.80% 2022	2,490	2,534
Synchrony Financial 2.85% 2022	18,565	19,007
Synchrony Financial 4.25% 2024	12,369	13,523
Synchrony Financial 4.375% 2024	11,550	12,578
Toronto-Dominion Bank 2.65% 2024	7,113	7,532
Travelers Companies, Inc. 4.00% 2047	3,380	4,119
UBS Group AG 4.125% 2025[4]	4,030	4,499
UniCredit SpA 3.75% 2022[4]	72,196	73,944
UniCredit SpA 6.572% 2022[4]	103,370	106,573
UniCredit SpA 4.625% 2027[4]	5,540	6,224
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,7]	29,627	32,751
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,7]	33,249	40,017

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,7]	$2,019	$2,204
Unum Group 3.875% 2025	5,045	5,531
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[7]	90,233	94,451
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[7]	4,040	4,282
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[7]	2,650	3,637
Westpac Banking Corp. 2.75% 2023	6,880	7,139
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[7]	3,750	3,894
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[7]	3,750	4,126
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[7]	28,300	27,872
Westpac Banking Corp. 2.963% 2040	12,915	12,721
		2,727,501

Energy 1.03%
Apache Corp. 4.75% 2043	12,290	12,805
Apache Corp. 4.25% 2044	22,300	21,878
Apache Corp. 5.35% 2049	5,100	5,375
Baker Hughes, a GE Co. 4.486% 2030	6,120	7,225
Canadian Natural Resources, Ltd. 3.80% 2024	24	26
Canadian Natural Resources, Ltd. 2.05% 2025	4,810	4,946
Canadian Natural Resources, Ltd. 3.85% 2027	9,656	10,640
Canadian Natural Resources, Ltd. 2.95% 2030	14,723	15,279
Canadian Natural Resources, Ltd. 4.95% 2047	971	1,210
Cenovus Energy, Inc. 3.00% 2022	1,734	1,770
Cenovus Energy, Inc. 3.80% 2023	22,447	23,696
Cenovus Energy, Inc. 5.375% 2025	33,125	37,919
Cenovus Energy, Inc. 4.25% 2027	76,447	85,499
Cenovus Energy, Inc. 5.40% 2047	50,949	63,182
Cheniere Energy, Inc. 5.125% 2027	16,850	19,611
ConocoPhillips 4.30% 2028[4]	10,000	11,618
Diamondback Energy, Inc. 4.40% 2051	41,294	46,618
Enbridge Energy Partners LP 5.875% 2025	2,500	2,952
Enbridge Energy Partners LP 7.375% 2045	44,788	70,540
Enbridge Energy Partners LP, Series B, 7.50% 2038	9,250	13,742
Enbridge, Inc. 3.70% 2027	2,373	2,619
Enbridge, Inc. 4.00% 2049	24,780	27,579
Energy Transfer Operating LP 5.875% 2024	1,133	1,256
Energy Transfer Operating LP 2.90% 2025	34,105	35,910
Energy Transfer Operating LP 3.75% 2030	25,002	27,183
Energy Transfer Operating LP 5.00% 2050	80,401	93,108
Energy Transfer Partners LP 4.20% 2023	11,090	11,871
Energy Transfer Partners LP 4.50% 2024	18,235	19,863
Energy Transfer Partners LP 4.20% 2027	958	1,060
Energy Transfer Partners LP 4.95% 2028	12,115	14,025
Energy Transfer Partners LP 5.25% 2029	24,780	29,293
Energy Transfer Partners LP 6.125% 2045	10,000	12,767
Energy Transfer Partners LP 5.30% 2047	13,841	16,220
Energy Transfer Partners LP 6.00% 2048	3,270	4,140
Energy Transfer Partners LP 6.25% 2049	52,820	69,430
Enterprise Products Operating LLC 3.90% 2024	4,140	4,455
Enterprise Products Operating LLC 3.20% 2052	2,425	2,411
Equinor ASA 1.75% 2026	9,289	9,571
Equinor ASA 3.625% 2028	14,615	16,441
Exxon Mobil Corp. 2.019% 2024	7,090	7,379
Halliburton Company 3.80% 2025	273	302
Kinder Morgan, Inc. 5.30% 2034	2,050	2,537
Kinder Morgan, Inc. 3.60% 2051	19,820	20,236
MPLX LP 3.50% 2022	5,345	5,554
MPLX LP 4.875% 2025	5,000	5,648
MPLX LP 1.75% 2026	11,259	11,387
MPLX LP 4.125% 2027	5,880	6,575
MPLX LP 2.65% 2030	9,351	9,446
MPLX LP 4.50% 2038	3,130	3,596

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 4.70% 2048	$14,870	$17,320
MPLX LP 5.50% 2049	22,424	29,090
ONEOK, Inc. 2.20% 2025	745	767
ONEOK, Inc. 5.85% 2026	25,312	29,953
ONEOK, Inc. 3.10% 2030	2,079	2,176
ONEOK, Inc. 6.35% 2031	19,736	25,546
ONEOK, Inc. 4.95% 2047	1,005	1,182
ONEOK, Inc. 5.20% 2048	38,202	46,890
ONEOK, Inc. 4.45% 2049	2,525	2,796
ONEOK, Inc. 4.50% 2050	7,590	8,472
ONEOK, Inc. 7.15% 2051	7,330	10,801
Petróleos Mexicanos 6.875% 2025[4]	31,230	34,611
Petróleos Mexicanos 6.875% 2026	161,033	176,194
Petróleos Mexicanos 6.50% 2027	146,455	154,766
Petróleos Mexicanos 5.35% 2028	29,740	29,285
Phillips 66 2.15% 2030	10,261	10,103
Phillips 66 Partners LP 3.605% 2025	1,950	2,102
Phillips 66 Partners LP 3.55% 2026	3,350	3,645
Phillips 66 Partners LP 4.68% 2045	6,580	7,553
Phillips 66 Partners LP 4.90% 2046	5,510	6,586
Pioneer Natural Resources Company 1.125% 2026	9,162	9,076
Pioneer Natural Resources Company 2.15% 2031	24,672	24,210
Plains All American Pipeline LP 3.80% 2030	5,683	6,089
Qatar Petroleum 1.375% 2026[4]	16,310	16,295
Qatar Petroleum 2.25% 2031[4]	51,230	50,685
Qatar Petroleum 3.125% 2041[4]	16,190	16,130
Qatar Petroleum 3.30% 2051[4]	14,645	14,645
SA Global Sukuk, Ltd. 0.946% 2024[4]	41,655	41,647
SA Global Sukuk, Ltd. 1.602% 2026[4]	113,185	113,226
SA Global Sukuk, Ltd. 2.694% 2031[4]	52,960	53,683
Sabine Pass Liquefaction, LLC 5.625% 2023[7]	49,560	53,261
Sabine Pass Liquefaction, LLC 5.75% 2024	49,560	55,644
Sabine Pass Liquefaction, LLC 5.875% 2026	2,570	3,044
Sabine Pass Liquefaction, LLC 4.20% 2028	3,290	3,718
Saudi Arabian Oil Co. 2.875% 2024[4]	52,411	55,237
Schlumberger BV 4.00% 2025[4]	2,500	2,776
Statoil ASA 2.75% 2021	5,395	5,444
Statoil ASA 3.25% 2024	1,690	1,831
Statoil ASA 4.25% 2041	6,000	7,340
Suncor Energy, Inc. 3.10% 2025	2,460	2,631
Suncor Energy, Inc. 3.75% 2051	7,040	7,629
Sunoco Logistics Operating Partners LP 4.00% 2027	3,300	3,633
Sunoco Logistics Operating Partners LP 5.40% 2047	2,500	2,969
Total Capital International 3.127% 2050	10,000	10,159
TransCanada PipeLines, Ltd. 4.25% 2028	4,270	4,910
TransCanada PipeLines, Ltd. 4.875% 2048	2,500	3,168
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[7]	6,410	6,955
Williams Partners LP 4.50% 2023	6,400	6,932
Williams Partners LP 4.30% 2024	7,870	8,553
Williams Partners LP 3.90% 2025	516	565
Williams Partners LP 6.30% 2040	3,305	4,536
Williams Partners LP 5.10% 2045	2,203	2,752
Woodside Petroleum, Ltd. 3.65% 2025[4]	3,100	3,313
		2,130,917

Consumer discretionary 1.02%
Alibaba Group Holding, Ltd. 2.125% 2031	10,130	9,968
Amazon.com, Inc. 1.20% 2027	6,250	6,235
Amazon.com, Inc. 1.50% 2030	8,750	8,561
Amazon.com, Inc. 2.50% 2050	3,070	2,908
Amazon.com, Inc. 3.10% 2051	32,710	34,405
Amazon.com, Inc. 2.70% 2060	2,770	2,661
Amazon.com, Inc. 3.25% 2061	32,710	34,530
American Honda Finance Corp. 3.50% 2028	2,500	2,807
Bayerische Motoren Werke AG 3.45% 2023[4]	10,760	11,307
Bayerische Motoren Werke AG 0.80% 2024[4]	12,857	12,920

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 11.50% 2023[4]	$111,510	$125,635
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	5,630	5,631
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	31,720	32,384
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	15,930	17,100
Ford Motor Credit Co. 2.979% 2022	13,734	13,959
Ford Motor Credit Co. 3.35% 2022	18,000	18,471
Ford Motor Credit Co. 5.596% 2022	17,641	18,025
Ford Motor Credit Co. 4.687% 2025	7,472	8,111
Ford Motor Credit Company LLC 3.813% 2021	23,111	23,313
Ford Motor Credit Company LLC 3.219% 2022	590	597
Ford Motor Credit Company LLC 3.339% 2022	29,443	29,961
Ford Motor Credit Company LLC 3.087% 2023	25,812	26,360
Ford Motor Credit Company LLC 3.096% 2023	42,238	43,136
Ford Motor Credit Company LLC 4.14% 2023	20,000	20,750
Ford Motor Credit Company LLC 4.375% 2023	5,714	6,041
Ford Motor Credit Company LLC 3.664% 2024	10,350	10,878
Ford Motor Credit Company LLC 3.81% 2024	65,662	68,795
Ford Motor Credit Company LLC 4.063% 2024	19,000	20,233
Ford Motor Credit Company LLC 5.584% 2024	16,000	17,543
Ford Motor Credit Company LLC 4.542% 2026	44,089	48,072
Ford Motor Credit Company LLC 3.815% 2027	3,000	3,129
Ford Motor Credit Company LLC 4.271% 2027	74,591	80,020
General Motors Company 5.40% 2023	2,222	2,448
General Motors Company 4.35% 2025	6,240	6,900
General Motors Company 6.125% 2025	35,718	42,308
General Motors Company 4.20% 2027	1,719	1,919
General Motors Company 6.80% 2027	29,197	36,799
General Motors Financial Co. 3.15% 2022	161	165
General Motors Financial Co. 3.45% 2022	852	864
General Motors Financial Co. 3.55% 2022	30,114	31,087
General Motors Financial Co. 1.70% 2023	42,620	43,513
General Motors Financial Co. 3.25% 2023	49,868	51,766
General Motors Financial Co. 3.70% 2023	11,147	11,707
General Motors Financial Co. 5.20% 2023	30,398	32,740
General Motors Financial Co. 1.05% 2024	11,250	11,318
General Motors Financial Co. 3.50% 2024	12,498	13,420
General Motors Financial Co. 3.95% 2024	44,884	48,314
General Motors Financial Co. 5.10% 2024	6,257	6,891
General Motors Financial Co. 2.75% 2025	23,054	24,285
General Motors Financial Co. 2.90% 2025	12,783	13,539
General Motors Financial Co. 4.00% 2025	2,934	3,198
General Motors Financial Co. 4.30% 2025	2,040	2,256
General Motors Financial Co. 1.25% 2026	21,310	21,179
General Motors Financial Co. 1.50% 2026	44,600	44,362
General Motors Financial Co. 5.25% 2026	3,660	4,229
General Motors Financial Co. 2.70% 2027	26,988	28,075
General Motors Financial Co. 4.35% 2027	18,558	20,882
General Motors Financial Co. 2.40% 2028	14,120	14,344
General Motors Financial Co. 3.60% 2030	5,785	6,270
General Motors Financial Co. 2.35% 2031	40,455	39,956
General Motors Financial Co. 2.70% 2031	13,855	13,934
Home Depot, Inc. 2.95% 2029	2,390	2,613
Home Depot, Inc. 1.375% 2031	19,694	18,877
Home Depot, Inc. 2.375% 2051	10,000	9,269
Hyundai Capital America 3.75% 2021[4]	19,820	19,831
Hyundai Capital America 2.85% 2022[4]	15,347	15,786
Hyundai Capital America 3.00% 2022[4]	40,140	41,074
Hyundai Capital America 3.25% 2022[4]	4,430	4,566
Hyundai Capital America 3.95% 2022[4]	19,820	20,216
Hyundai Capital America 1.25% 2023[4]	13,111	13,239
Hyundai Capital America 2.375% 2023[4]	39,473	40,533
Hyundai Capital America 5.75% 2023[4]	9,000	9,784
Hyundai Capital America 0.875% 2024[4]	21,810	21,720
Hyundai Capital America 3.40% 2024[4]	36,500	38,945
Hyundai Capital America 1.80% 2025[4]	3,275	3,327
Hyundai Capital America 2.65% 2025[4]	51,765	54,236
Hyundai Capital America 5.875% 2025[4]	9,000	10,404

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.30% 2026[4]	$23,790	$23,539
Hyundai Capital America 1.50% 2026[4]	16,950	16,837
Hyundai Capital America 2.375% 2027[4]	23,641	24,206
Hyundai Capital America 3.00% 2027[4]	41,243	43,737
Hyundai Capital America 1.80% 2028[4]	23,790	23,618
Hyundai Capital America 2.00% 2028[4]	10,925	10,850
Hyundai Capital Services, Inc. 1.25% 2026[4]	9,245	9,109
Lowe’s Companies, Inc. 1.70% 2030	5,113	4,906
Marriott International, Inc. 5.75% 2025	12,392	14,312
Marriott International, Inc. 3.125% 2026	1,640	1,743
Nissan Motor Co., Ltd. 3.043% 2023[4]	800	835
Nissan Motor Co., Ltd. 3.522% 2025[4]	27,055	28,909
Nissan Motor Co., Ltd. 2.00% 2026[4]	44,600	44,921
Nissan Motor Co., Ltd. 4.345% 2027[4]	36,000	39,604
Nissan Motor Co., Ltd. 2.75% 2028[4]	41,605	42,025
Nissan Motor Co., Ltd. 4.81% 2030[4]	32,810	37,076
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,000	4,010
Toyota Motor Credit Corp. 3.00% 2025	12,390	13,311
Toyota Motor Credit Corp. 0.80% 2026	19,470	19,251
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	10,113	10,690
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	5,200	5,172
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	10,544	11,383
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	23,511	26,818
		2,124,396

Utilities 0.69%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	27,750	31,189
AEP Transmission Co. LLC 3.65% 2050	2,925	3,328
American Electric Power Company, Inc. 1.00% 2025	2,200	2,180
Comisión Federal de Electricidad 4.75% 2027[4]	10,725	12,010
Comisión Federal de Electricidad 3.348% 2031[4]	22,000	21,886
Comisión Federal de Electricidad 4.677% 2051[4]	22,206	21,531
Consumers Energy Co. 3.10% 2050	7,500	7,962
Dominion Resources, Inc. 2.00% 2021	2,690	2,692
Duke Energy Carolinas, LLC 3.95% 2028	5,340	6,128
Duke Energy Corp. 0.90% 2025	4,575	4,525
Duke Energy Florida, LLC 3.20% 2027	2,310	2,526
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,661
Duke Energy Progress, Inc. 3.70% 2046	3,750	4,254
Edison International 3.125% 2022	7,625	7,857
Edison International 3.55% 2024	38,511	40,979
Edison International 4.95% 2025	675	748
Edison International 5.75% 2027	13,845	15,771
Edison International 4.125% 2028	21,405	22,799
Electricité de France SA 4.75% 2035[4]	3,500	4,278
Electricité de France SA 4.875% 2038[4]	7,025	8,652
Electricité de France SA 5.60% 2040	1,475	1,975
Emera US Finance LP 0.833% 2024[4]	4,800	4,776
Emera US Finance LP 3.55% 2026	4,430	4,844
Emera US Finance LP 2.639% 2031[4]	5,800	5,847
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	2,900	3,402
Enersis Américas SA 4.00% 2026	4,330	4,721
Entergy Corp. 3.75% 2050	5,850	6,432
Eversource Energy 2.70% 2026	4,085	4,325
Exelon Corp. 3.40% 2026	1,495	1,629
Exelon Corp., junior subordinated, 3.497% 2022[7]	4,010	4,112
FirstEnergy Corp. 3.35% 2022[7]	33,850	34,419
FirstEnergy Corp. 4.40% 2027[7]	24,607	26,787
FirstEnergy Corp. 3.50% 2028[4]	4,363	4,671
FirstEnergy Corp. 4.10% 2028[4]	3,350	3,774
FirstEnergy Corp., Series B, 4.75% 2023[7]	9,529	10,062
FirstEnergy Transmission LLC 2.866% 2028[4]	21,285	22,075
Georgia Power Co. 3.70% 2050	1,000	1,088
Jersey Central Power & Light Co. 4.30% 2026[4]	968	1,072
Jersey Central Power & Light Co. 2.75% 2032[4]	2,625	2,671
Monongahela Power Co. 3.55% 2027[4]	6,225	6,871
Northeast Utilities 3.15% 2025	4,580	4,893

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Northern States Power Co. 3.60% 2046	$6,750	$7,672
Oncor Electric Delivery Company LLC 2.75% 2024	5,775	6,126
Pacific Gas and Electric Co. 1.75% 2022	47,861	47,844
Pacific Gas and Electric Co. 1.367% 2023	41,955	41,958
Pacific Gas and Electric Co. 3.85% 2023	6,838	7,172
Pacific Gas and Electric Co. 3.40% 2024	4,125	4,332
Pacific Gas and Electric Co. 2.95% 2026	33,900	34,721
Pacific Gas and Electric Co. 3.15% 2026	106,190	109,603
Pacific Gas and Electric Co. 2.10% 2027	3,225	3,136
Pacific Gas and Electric Co. 3.30% 2027	37,143	38,220
Pacific Gas and Electric Co. 3.30% 2027	4,525	4,689
Pacific Gas and Electric Co. 3.00% 2028	13,905	13,989
Pacific Gas and Electric Co. 3.75% 2028	36,005	37,767
Pacific Gas and Electric Co. 4.65% 2028	9,355	10,308
Pacific Gas and Electric Co. 4.55% 2030	95,675	102,421
Pacific Gas and Electric Co. 2.50% 2031	66,560	62,479
Pacific Gas and Electric Co. 3.25% 2031	4,525	4,456
Pacific Gas and Electric Co. 3.30% 2040	13,606	12,316
Pacific Gas and Electric Co. 3.75% 2042	37,848	34,599
Pacific Gas and Electric Co. 3.95% 2047	3,025	2,819
Pacific Gas and Electric Co. 3.50% 2050	18,128	16,181
Pennsylvania Electric Co. 3.25% 2028[4]	3,000	3,154
Public Service Electric and Gas Co. 3.05% 2024	3,360	3,605
Public Service Electric and Gas Co. 3.65% 2028	3,091	3,480
Public Service Electric and Gas Co. 3.60% 2047	6,175	7,041
Public Service Electric and Gas Co. 3.85% 2049	4,290	5,125
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,639
Puget Energy, Inc. 5.625% 2022	10,707	11,139
San Diego Gas & Electric Co. 1.70% 2030	9,175	8,867
Southern California Edison Co. 2.85% 2029	9,170	9,533
Southern California Edison Co. 4.20% 2029	34,158	38,576
Southern California Edison Co. 5.35% 2035	26,304	33,355
Southern California Edison Co. 5.75% 2035	18,772	24,649
Southern California Edison Co. 5.625% 2036	22,665	28,843
Southern California Edison Co. 5.55% 2037	11,614	14,470
Southern California Edison Co. 5.95% 2038	20,074	26,080
Southern California Edison Co. 6.05% 2039	1,961	2,641
Southern California Edison Co. 4.50% 2040	52,853	60,791
Southern California Edison Co. 4.00% 2047	34,738	36,606
Southern California Edison Co. 4.125% 2048	25,862	27,644
Southern California Edison Co. 4.875% 2049	19,014	22,571
Southern California Edison Co. 3.65% 2050	22,111	22,154
Southern California Edison Co., Series C, 3.60% 2045	11,900	11,885
Southwestern Electric Power Co. 1.65% 2026	13,055	13,225
Virginia Electric and Power Co. 2.875% 2029	2,530	2,725
Virginia Electric and Power Co. 2.45% 2050	5,000	4,617
Xcel Energy, Inc. 3.35% 2026	2,560	2,789
		1,421,414

Industrials 0.64%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	10,369	10,253
Air Lease Corp. 2.875% 2026	42,555	44,746
Avolon Holdings Funding, Ltd. 3.625% 2022[4]	16,305	16,684
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	43,930	46,875
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	38,712	38,585
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	22,800	24,727
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	10,390	11,305
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	26,760	27,628
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	19,820	19,623
Boeing Company 4.508% 2023	41,637	44,402
Boeing Company 1.95% 2024	49,015	50,218
Boeing Company 2.80% 2024	1,489	1,554
Boeing Company 4.875% 2025	116,612	130,720
Boeing Company 2.196% 2026	71,641	72,337
Boeing Company 2.75% 2026	103,881	108,584
Boeing Company 3.10% 2026	7,224	7,644
Boeing Company 5.04% 2027	62,893	72,603

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.25% 2028	$71,506	$75,886
Boeing Company 3.25% 2028	22,113	23,243
Boeing Company 5.15% 2030	53,884	63,858
Boeing Company 3.625% 2031	8,895	9,576
Boeing Company 3.60% 2034	4,240	4,478
Boeing Company 3.90% 2049	7,056	7,457
Boeing Company 5.805% 2050	22,660	30,565
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	8,800	9,210
Carrier Global Corp. 2.242% 2025	4,990	5,192
Carrier Global Corp. 2.493% 2027	2,500	2,619
Carrier Global Corp. 3.377% 2040	2,500	2,627
CSX Corp. 3.80% 2028	3,590	4,050
CSX Corp. 4.25% 2029	3,650	4,246
CSX Corp. 4.30% 2048	4,750	5,783
Emerson Electric Co. 1.80% 2027	1,480	1,519
General Dynamics Corp. 3.375% 2023	6,120	6,456
General Dynamics Corp. 3.50% 2025	5,321	5,837
General Dynamics Corp. 2.25% 2031	6,433	6,607
General Electric Capital Corp. 4.418% 2035	3,730	4,477
General Electric Co. 3.45% 2027	35,630	39,189
General Electric Co. 3.625% 2030	43,579	48,639
Honeywell International, Inc. 1.85% 2021	4,480	4,499
Honeywell International, Inc. 2.15% 2022	4,490	4,577
Honeywell International, Inc. 2.30% 2024	6,660	6,995
L3Harris Technologies, Inc. 1.80% 2031	22,725	22,090
Masco Corp. 1.50% 2028	6,884	6,726
Masco Corp. 2.00% 2031	6,626	6,477
Masco Corp. 3.125% 2051	3,059	3,048
Mexico City Airport Trust 3.875% 2028[4]	920	963
Mexico City Airport Trust 5.50% 2046	1,290	1,306
Mexico City Airport Trust 5.50% 2047	18,070	18,342
Mexico City Airport Trust 5.50% 2047[4]	5,640	5,725
Norfolk Southern Corp. 3.05% 2050	6,319	6,329
Northrop Grumman Corp. 2.93% 2025	7,120	7,594
Raytheon Technologies Corp. 2.80% 2022	5,680	5,771
Siemens AG 1.20% 2026[4]	33,341	33,380
Siemens AG 1.70% 2028[4]	29,740	29,942
Triton Container International, Ltd. 1.15% 2024[4]	10,313	10,296
Triton Container International, Ltd. 3.15% 2031[4]	19,690	19,822
Union Pacific Corp. 3.15% 2024	5,520	5,892
Union Pacific Corp. 3.75% 2025	3,080	3,416
Union Pacific Corp. 2.891% 2036[4]	10,390	10,811
Union Pacific Corp. 3.75% 2070	3,510	3,879
Union Pacific Corp. 3.799% 2071[4]	3,510	3,908
United Technologies Corp. 3.65% 2023	799	848
United Technologies Corp. 4.125% 2028	4,200	4,836
Vinci SA 3.75% 2029[4]	5,340	6,035
		1,323,509

Health care 0.42%
AbbVie, Inc. 2.30% 2022	5,990	6,150
AbbVie, Inc. 2.95% 2026	2,310	2,485
AmerisourceBergen Corp. 0.737% 2023	25,131	25,180
Amgen, Inc. 2.20% 2027	2,670	2,774
AstraZeneca Finance LLC 1.20% 2026	12,512	12,484
AstraZeneca Finance LLC 1.75% 2028	7,483	7,488
AstraZeneca Finance LLC 2.25% 2031	437	444
AstraZeneca PLC 3.375% 2025	5,000	5,476
AstraZeneca PLC 3.00% 2051	1,432	1,484
Banner Health 1.897% 2031	5,000	4,918
Banner Health 2.913% 2051	6,675	6,820
Bayer US Finance II LLC 3.875% 2023[4]	6,490	6,953
Bayer US Finance II LLC 4.25% 2025[4]	52,921	59,022
Baylor Scott & White Holdings 0.827% 2025	5,462	5,361
Baylor Scott & White Holdings 1.777% 2030	18,918	18,534
Becton, Dickinson and Company 2.894% 2022	1,962	2,005
Becton, Dickinson and Company 3.363% 2024	6,725	7,208

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Becton, Dickinson and Company 3.70% 2027	$5,000	$5,559
Boston Scientific Corp. 3.45% 2024	2,980	3,183
Boston Scientific Corp. 3.85% 2025	6,357	7,027
Boston Scientific Corp. 3.75% 2026	2,920	3,241
Boston Scientific Corp. 4.00% 2029	7,840	8,926
Centene Corp. 4.25% 2027	59,715	62,999
Centene Corp. 2.45% 2028	30,375	30,823
Centene Corp. 4.625% 2029	73,360	80,771
Centene Corp. 3.375% 2030	49,413	51,719
Centene Corp. 2.50% 2031	31,780	31,383
Cigna Corp. 3.75% 2023	1,353	1,441
Cigna Corp. 1.25% 2026	34,690	34,809
Eli Lilly and Company 3.375% 2029	3,570	4,014
Gilead Sciences, Inc. 1.65% 2030	5,826	5,637
Medtronic, Inc. 3.50% 2025	1,749	1,921
Merck & Co., Inc. 2.90% 2024	6,040	6,420
Novant Health, Inc. 3.168% 2051	34,790	36,603
Novartis Capital Corp. 1.75% 2025	5,160	5,319
Novartis Capital Corp. 2.00% 2027	5,544	5,767
Pfizer, Inc. 2.95% 2024	3,520	3,746
Pfizer, Inc. 3.45% 2029	2,500	2,815
Roche Holdings, Inc. 1.75% 2022[4]	4,580	4,615
Sharp HealthCare 2.68% 2050	17,350	16,723
Summa Health 3.511% 2051	20,290	21,478
Sutter Health 1.321% 2025	6,000	6,044
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,003	60,994
Teva Pharmaceutical Finance Co. BV 2.80% 2023	104,780	104,543
Teva Pharmaceutical Finance Co. BV 3.15% 2026	40,960	39,014
Thermo Fisher Scientific, Inc. 4.497% 2030	3,075	3,665
Trinity Health Corp. 2.632% 2040	5,000	4,938
UnitedHealth Group, Inc. 1.15% 2026	6,757	6,762
UnitedHealth Group, Inc. 2.30% 2031	5,918	6,065
UnitedHealth Group, Inc. 3.05% 2041	10,000	10,484
UnitedHealth Group, Inc. 3.25% 2051	6,461	6,906
Upjohn, Inc. 1.65% 2025[4]	7,357	7,450
West Virginia United Health System Obligated Group 3.129% 2050	4,625	4,675
		873,265

Information technology 0.32%
Apple, Inc. 3.00% 2024	2,500	2,654
Apple, Inc. 1.125% 2025	3,800	3,846
Apple, Inc. 0.70% 2026	19,820	19,600
Apple, Inc. 1.20% 2028	29,740	29,338
Apple, Inc. 1.65% 2031	19,820	19,531
Apple, Inc. 2.40% 2050	19,820	18,623
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	56,476	62,437
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	23,506	25,803
Broadcom, Inc. 3.15% 2025	4,653	4,990
Broadcom, Inc. 2.45% 2031[4]	21,139	20,789
Broadcom, Inc. 2.60% 2033[4]	21,763	21,306
Broadcom, Inc. 3.469% 2034[4]	187,575	198,601
Broadcom, Inc. 3.50% 2041[4]	34,033	34,860
Broadcom, Inc. 3.75% 2051[4]	29,012	30,334
Fidelity National Information Services, Inc. 3.10% 2041	2,590	2,659
Fiserv, Inc. 3.20% 2026	6,230	6,748
Fiserv, Inc. 2.25% 2027	12,340	12,808
Fiserv, Inc. 3.50% 2029	6,640	7,313
Fiserv, Inc. 4.40% 2049	4,430	5,354
Intuit, Inc. 0.95% 2025	3,170	3,180
Intuit, Inc. 1.35% 2027	2,890	2,887
Intuit, Inc. 1.65% 2030	3,830	3,769
Microsoft Corp. 2.525% 2050	20,909	20,590
Microsoft Corp. 2.921% 2052	6,749	7,175
Oracle Corp. 2.30% 2028	3,338	3,427
Oracle Corp. 2.875% 2031	1,458	1,518
Oracle Corp. 3.65% 2041	14,870	15,792
Oracle Corp. 3.95% 2051	21,457	23,448

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
PayPal Holdings, Inc. 1.65% 2025	$4,660	$4,786
PayPal Holdings, Inc. 2.85% 2029	7,100	7,667
PayPal Holdings, Inc. 2.30% 2030	4,583	4,747
salesforce.com, inc. 1.50% 2028	7,650	7,640
salesforce.com, inc. 1.95% 2031	4,100	4,110
salesforce.com, inc. 2.70% 2041	4,700	4,737
VeriSign, Inc. 2.70% 2031	3,958	4,026
Visa, Inc. 3.15% 2025	6,000	6,568
Visa, Inc. 2.05% 2030	7,390	7,603
		661,264

Communication services 0.31%
Alphabet, Inc. 1.90% 2040	11,445	10,430
Alphabet, Inc. 2.25% 2060	10,640	9,417
AT&T, Inc. 0.90% 2024	46,590	46,696
AT&T, Inc. 1.70% 2026	69,380	70,126
AT&T, Inc. 2.30% 2027	3,530	3,654
AT&T, Inc. 2.75% 2031	2,891	3,008
AT&T, Inc. 2.25% 2032	19,055	18,722
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,500	2,834
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	4,230	4,329
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	21,610	20,803
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	5,000	4,957
CenturyLink, Inc. 4.00% 2027[4]	78,317	79,981
Comcast Corp. 3.30% 2027	5,000	5,514
Comcast Corp. 3.40% 2030	2,710	2,994
Comcast Corp. 3.20% 2036	7,250	7,799
Comcast Corp. 3.90% 2038	3,190	3,676
Comcast Corp. 3.75% 2040	2,790	3,150
Comcast Corp. 4.70% 2048	2,500	3,229
Comcast Corp. 2.80% 2051	6,250	6,024
SBA Tower Trust 1.631% 2026[4]	99,657	99,787
Tencent Holdings, Ltd. 3.595% 2028	54,520	59,772
Tencent Holdings, Ltd. 3.975% 2029	47,771	53,344
Tencent Holdings, Ltd. 2.39% 2030	44,419	44,307
Tencent Holdings, Ltd. 3.68% 2041[4]	5,680	6,101
Tencent Holdings, Ltd. 3.84% 2051[4]	7,110	7,675
T-Mobile US, Inc. 3.50% 2025	4,090	4,444
T-Mobile US, Inc. 1.50% 2026	3,750	3,789
T-Mobile US, Inc. 3.75% 2027	5,000	5,537
T-Mobile US, Inc. 2.05% 2028	2,390	2,433
T-Mobile US, Inc. 3.875% 2030	3,750	4,205
T-Mobile US, Inc. 4.50% 2050	2,500	2,980
Verizon Communications, Inc. 2.10% 2028	15,685	16,024
Verizon Communications, Inc. 2.875% 2050	10,000	9,523
Verizon Communications, Inc. 3.55% 2051	3,750	4,012
Vodafone Group PLC 4.375% 2028	5,000	5,821
Vodafone Group PLC 5.25% 2048	2,500	3,300
Walt Disney Company 4.70% 2050	2,500	3,340
		643,737

Consumer staples 0.28%
7-Eleven, Inc. 1.30% 2028[4]	10,295	9,952
7-Eleven, Inc. 1.80% 2031[4]	17,613	16,859
Altria Group, Inc. 2.35% 2025	7,671	8,027
Altria Group, Inc. 4.40% 2026	3,939	4,459
Altria Group, Inc. 3.40% 2030	3,494	3,689
Altria Group, Inc. 3.40% 2041	21,585	20,621
Altria Group, Inc. 5.95% 2049	48,878	62,654
Altria Group, Inc. 3.70% 2051	21,585	20,511
British American Tobacco International Finance PLC 1.668% 2026	20,205	20,209
British American Tobacco PLC 3.557% 2027	9,104	9,754
British American Tobacco PLC 4.70% 2027	5,241	5,926
British American Tobacco PLC 2.259% 2028	16,695	16,588
British American Tobacco PLC 3.462% 2029	2,500	2,644
British American Tobacco PLC 2.726% 2031	4,625	4,571
British American Tobacco PLC 4.39% 2037	53,665	57,950

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.54% 2047	$81,614	$86,951
British American Tobacco PLC 4.758% 2049	56,741	61,620
Coca-Cola Company 1.00% 2028	6,090	5,908
Conagra Brands, Inc. 1.375% 2027	6,375	6,225
Conagra Brands, Inc. 5.30% 2038	1,050	1,338
Constellation Brands, Inc. 2.65% 2022	2,480	2,551
Constellation Brands, Inc. 2.70% 2022	2,905	2,959
Constellation Brands, Inc. 3.60% 2028	2,500	2,772
Costco Wholesale Corp. 1.375% 2027	6,670	6,718
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	10,345
JBS Luxembourg SARL 3.625% 2032[4]	9,570	9,577
Keurig Dr Pepper, Inc. 4.417% 2025	5,000	5,612
Keurig Dr Pepper, Inc. 4.597% 2028	3,270	3,843
Keurig Dr Pepper, Inc. 3.20% 2030	2,510	2,717
Keurig Dr Pepper, Inc. 4.985% 2038	7,945	10,147
Kimberly-Clark Corp. 3.10% 2030	3,885	4,300
Philip Morris International, Inc. 2.625% 2022	7,740	7,841
Philip Morris International, Inc. 2.875% 2024	5,270	5,601
Philip Morris International, Inc. 1.50% 2025	6,434	6,566
Philip Morris International, Inc. 0.875% 2026	24,896	24,594
Philip Morris International, Inc. 1.75% 2030	24,609	23,803
Reckitt Benckiser Group PLC 2.375% 2022[4]	4,750	4,842
Reynolds American, Inc. 5.85% 2045	12,364	15,163
		576,407

Materials 0.15%
Air Products and Chemicals, Inc. 1.50% 2025	2,610	2,674
Air Products and Chemicals, Inc. 1.85% 2027	7,229	7,430
Air Products and Chemicals, Inc. 2.05% 2030	3,140	3,206
Anglo American Capital PLC 5.375% 2025[4]	5,000	5,711
Anglo American Capital PLC 2.25% 2028[4]	4,194	4,246
Anglo American Capital PLC 3.95% 2050[4]	15,935	17,338
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	2,440	2,563
Dow Chemical Co. 4.80% 2049	3,200	4,121
Dow Chemical Co. 3.60% 2050	16,909	18,304
Eastman Chemical Co. 3.80% 2025	7,405	8,100
Glencore Funding LLC 4.125% 2024[4]	4,130	4,455
Huntsman International LLC 2.95% 2031	3,499	3,553
International Flavors & Fragrances, Inc. 3.468% 2050[4]	19,820	20,640
International Paper Co. 7.30% 2039	7,835	12,156
LYB International Finance III, LLC 1.25% 2025	15,171	15,149
LYB International Finance III, LLC 2.25% 2030	27,861	27,862
LYB International Finance III, LLC 3.375% 2040	21,156	21,963
LYB International Finance III, LLC 3.625% 2051	70,595	74,712
LYB International Finance III, LLC 3.80% 2060	14,135	14,984
Mosaic Co. 3.25% 2022	4,750	4,919
Mosaic Co. 4.05% 2027	4,490	5,038
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	2,580	2,963
Sherwin-Williams Company 2.75% 2022	425	433
Sherwin-Williams Company 3.125% 2024	4,260	4,552
Sherwin-Williams Company 2.30% 2030	3,631	3,678
Sherwin-Williams Company 3.80% 2049	2,500	2,892
Sherwin-Williams Company 3.30% 2050	2,500	2,663
Vale Overseas, Ltd. 3.75% 2030	22,121	23,580
Westlake Chemical Corp. 4.375% 2047	2,500	2,946
		322,831

Real estate 0.10%
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,720	3,075
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,540	3,895
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,040	2,635
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	5,990
American Campus Communities, Inc. 2.85% 2030	2,270	2,339
American Campus Communities, Inc. 3.875% 2031	2,066	2,296
American Tower Corp. 1.60% 2026	19,844	20,067
American Tower Corp. 3.60% 2028	3,750	4,129
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[4]	8,150	8,306

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Corporate Office Properties LP 5.00% 2025	$1,235	$1,392
Corporate Office Properties LP 2.75% 2031	6,187	6,242
Equinix, Inc. 2.625% 2024	2,650	2,789
Equinix, Inc. 1.25% 2025	7,722	7,746
Equinix, Inc. 1.45% 2026	7,422	7,464
Equinix, Inc. 2.90% 2026	7,885	8,448
Equinix, Inc. 1.80% 2027	6,342	6,426
Equinix, Inc. 2.00% 2028	745	749
Equinix, Inc. 3.20% 2029	2,320	2,491
Equinix, Inc. 2.15% 2030	4,660	4,634
Equinix, Inc. 2.50% 2031	13,389	13,629
Equinix, Inc. 3.00% 2050	2,960	2,848
Equinix, Inc. 3.40% 2052	8,194	8,444
Essex Portfolio LP 3.875% 2024	7,220	7,775
Essex Portfolio LP 3.50% 2025	7,445	8,064
Essex Portfolio LP 3.375% 2026	2,395	2,599
Gaming and Leisure Properties, Inc. 3.35% 2024	2,400	2,549
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,373
Hospitality Properties Trust 5.00% 2022	4,350	4,404
Hospitality Properties Trust 4.50% 2023	2,070	2,126
Hospitality Properties Trust 4.95% 2027	2,750	2,745
Hospitality Properties Trust 3.95% 2028	5,611	5,305
Public Storage 2.37% 2022	2,160	2,209
Public Storage 0.875% 2026	5,150	5,110
Public Storage 1.85% 2028	10,252	10,338
Public Storage 2.30% 2031	10,262	10,477
Scentre Group 3.25% 2025[4]	1,780	1,912
Scentre Group 3.75% 2027[4]	7,630	8,426
Westfield Corp., Ltd. 3.15% 2022[4]	4,970	5,045
		210,491

Municipals 0.01%
The Rockefeller Foundation 2.492% 2050	16,850	16,480

Total corporate bonds, notes & loans		13,032,212

Mortgage-backed obligations 5.61%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,8,9]	11,568	11,655
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,9]	3,794	3,797
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,9]	1,475	1,489
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[9]	405	457
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[9]	3,422	3,928
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[9]	4,013	4,390
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[9]	515	562
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[9]	795	891
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[8,9]	9,618	11,121
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[9]	17,962	18,601
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[4,8,9]	11,890	11,914
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[4,8,9]	27,930	28,024
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[9]	11,250	12,426
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[9]	9,988	11,617
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[9]	17,048	17,501
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[8,9]	3,073	3,619
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[9]	8,000	8,602
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,8,9]	5,005	5,100
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,8,9]	3,937	4,026
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[4,8,9]	54,593	54,695
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,8,9]	3,747	3,756
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,8,9]	9,191	9,601
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[9]	12,890	14,177
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.541% 2033[8,9]	450	448
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	2,570	2,662
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[9]	800	859
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[9]	2,395	2,628
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,8,9]	3,534	3,570

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,9]	$1,480	$1,480
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,8,9]	1,070	1,142
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[9]	1,279	1,379
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	15,135	16,636
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,9]	17,892	18,493
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,8,9]	20,321	20,631
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	264	278
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	112	118
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	907	955
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[9]	4,803	5,081
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[8,9]	701	753
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[8,9]	1,000	1,047
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[9]	550	593
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[4,8,9]	18,839	18,900
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[4,8,9]	15,277	15,345
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[4,8,9]	10,955	11,014
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[4,8,9]	4,822	4,855
Fannie Mae Pool #AJ9156 3.00% 2026[9]	356	375
Fannie Mae Pool #AJ0049 3.00% 2026[9]	308	324
Fannie Mae Pool #AI8140 3.50% 2026[9]	14	15
Fannie Mae Pool #AL5603 3.00% 2027[9]	619	651
Fannie Mae Pool #AB4281 3.00% 2027[9]	564	594
Fannie Mae Pool #AL1381 3.00% 2027[9]	331	348
Fannie Mae Pool #AP7539 3.00% 2027[9]	311	330
Fannie Mae Pool #AK3264 3.00% 2027[9]	219	232
Fannie Mae Pool #AB4483 3.00% 2027[9]	191	203
Fannie Mae Pool #AB4485 3.00% 2027[9]	186	197
Fannie Mae Pool #AP7788 3.00% 2027[9]	151	159
Fannie Mae Pool #AO8678 3.00% 2027[9]	123	130
Fannie Mae Pool #AK4347 3.00% 2027[9]	66	70
Fannie Mae Pool #AP0457 3.00% 2027[9]	30	32
Fannie Mae Pool #AQ4458 3.00% 2027[9]	12	13
Fannie Mae Pool #MA1062 3.00% 2027[9]	4	4
Fannie Mae Pool #AK6769 3.50% 2027[9]	13	14
Fannie Mae Pool #AL4693 3.00% 2028[9]	52	55
Fannie Mae Pool #AL3802 3.00% 2028[9]	36	38
Fannie Mae Pool #AL5878 3.50% 2029[9]	209	227
Fannie Mae Pool #BM4299 3.00% 2030[9]	663	697
Fannie Mae Pool #FM1465 3.00% 2030[9]	296	313
Fannie Mae Pool #BA0496 3.50% 2030[9]	111	119
Fannie Mae Pool #AL7688 3.50% 2030[9]	93	101
Fannie Mae Pool #AZ5722 3.50% 2030[9]	14	15
Fannie Mae Pool #AL7972 3.50% 2031[9]	136	147
Fannie Mae Pool #BE7150 3.50% 2032[9]	217	233
Fannie Mae Pool #CA0960 3.50% 2032[9]	14	15
Fannie Mae Pool #BJ7443 3.00% 2033[9]	17	18
Fannie Mae Pool #AS0727 3.50% 2033[9]	91	98
Fannie Mae Pool #BJ9002 3.50% 2033[9]	25	27
Fannie Mae Pool #CA1270 3.50% 2033[9]	12	13
Fannie Mae Pool #555880 5.50% 2033[9]	1,060	1,213
Fannie Mae Pool #555956 5.50% 2033[9]	927	1,070
Fannie Mae Pool #357399 5.50% 2033[9]	105	122
Fannie Mae Pool #FM1394 3.00% 2034[9]	53	57
Fannie Mae Pool #FM5285 3.00% 2035[9]	66,474	70,520
Fannie Mae Pool #MA2138 3.50% 2035[9]	234	250
Fannie Mae Pool #AA0914 5.00% 2035[9]	305	342
Fannie Mae Pool #745092 6.50% 2035[9]	1,031	1,188
Fannie Mae Pool #887695 6.00% 2036[9]	330	391
Fannie Mae Pool #FM3124 3.00% 2037[9]	74,649	78,541
Fannie Mae Pool #888292 6.00% 2037[9]	2,831	3,363
Fannie Mae Pool #888746 6.50% 2037[9]	602	694
Fannie Mae Pool #256860 6.50% 2037[9]	352	409
Fannie Mae Pool #MA3412 3.50% 2038[9]	487	514

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Fannie Mae Pool #MA3280 3.50% 2038[9]	$192	$204
Fannie Mae Pool #MA3539 4.50% 2038[9]	198	214
Fannie Mae Pool #889658 6.50% 2038[9]	898	1,046
Fannie Mae Pool #MA3742 3.50% 2039[9]	1,393	1,466
Fannie Mae Pool #FM1441 3.50% 2039[9]	607	640
Fannie Mae Pool #MA3832 3.50% 2039[9]	455	479
Fannie Mae Pool #FM3075 3.50% 2039[9]	188	198
Fannie Mae Pool #MA3772 3.50% 2039[9]	133	140
Fannie Mae Pool #AD0679 5.50% 2039[9]	27	32
Fannie Mae Pool #AE0395 4.50% 2040[9]	3,798	4,190
Fannie Mae Pool #AE3049 4.50% 2040[9]	2,975	3,284
Fannie Mae Pool #AE5471 4.50% 2040[9]	2,278	2,538
Fannie Mae Pool #AD8536 5.00% 2040[9]	1,768	1,994
Fannie Mae Pool #AE2513 5.00% 2040[9]	1,053	1,192
Fannie Mae Pool #932752 5.00% 2040[9]	480	546
Fannie Mae Pool #AE4689 5.00% 2040[9]	443	490
Fannie Mae Pool #MA4333 2.00% 2041[9]	39,849	40,543
Fannie Mae Pool #MA4387 2.00% 2041[9]	36,339	37,126
Fannie Mae Pool #MA4364 2.00% 2041[9]	11,514	11,690
Fannie Mae Pool #AI2503 4.00% 2041[9]	2,590	2,831
Fannie Mae Pool #AH3575 4.50% 2041[9]	3,362	3,740
Fannie Mae Pool #AI5589 4.50% 2041[9]	51	57
Fannie Mae Pool #AI8121 5.00% 2041[9]	904	1,035
Fannie Mae Pool #AH5452 5.00% 2041[9]	772	882
Fannie Mae Pool #AI0582 5.00% 2041[9]	631	723
Fannie Mae Pool #AH9420 5.00% 2041[9]	444	497
Fannie Mae Pool #AI4289 5.00% 2041[9]	439	494
Fannie Mae Pool #AI3894 5.00% 2041[9]	320	354
Fannie Mae Pool #AI7218 5.00% 2041[9]	312	343
Fannie Mae Pool #AH9370 5.00% 2041[9]	281	310
Fannie Mae Pool #AH9938 5.00% 2041[9]	247	280
Fannie Mae Pool #MA0791 5.00% 2041[9]	146	168
Fannie Mae Pool #AI6576 5.00% 2041[9]	145	163
Fannie Mae Pool #AI4296 5.00% 2041[9]	115	131
Fannie Mae Pool #AI7159 5.00% 2041[9]	118	130
Fannie Mae Pool #AI7058 5.00% 2041[9]	82	94
Fannie Mae Pool #AI1865 5.00% 2041[9]	42	49
Fannie Mae Pool #AI4563 5.00% 2041[9]	6	7
Fannie Mae Pool #AJ1422 5.00% 2041[9]	4	4
Fannie Mae Pool #AK2147 5.00% 2042[9]	231	253
Fannie Mae Pool #AT7696 3.50% 2043[9]	6,216	6,724
Fannie Mae Pool #AT7689 3.50% 2043[9]	2,577	2,789
Fannie Mae Pool #AT7680 3.50% 2043[9]	1,066	1,151
Fannie Mae Pool #AQ9302 3.50% 2043[9]	756	819
Fannie Mae Pool #AU8813 4.00% 2043[9]	328	366
Fannie Mae Pool #AU9348 4.00% 2043[9]	227	253
Fannie Mae Pool #AU9350 4.00% 2043[9]	191	211
Fannie Mae Pool #AV1538 4.50% 2043[9]	6,666	7,443
Fannie Mae Pool #AL8354 3.50% 2045[9]	8,507	9,227
Fannie Mae Pool #FM2795 3.00% 2046[9]	5,353	5,642
Fannie Mae Pool #MA2608 3.00% 2046[9]	1,992	2,100
Fannie Mae Pool #MA2771 3.00% 2046[9]	1,752	1,846
Fannie Mae Pool #AL8522 3.50% 2046[9]	13,054	14,162
Fannie Mae Pool #AS6789 3.50% 2046[9]	9,132	9,779
Fannie Mae Pool #BC0157 3.50% 2046[9]	9,063	9,750
Fannie Mae Pool #AL9499 3.50% 2046[9]	8,005	8,617
Fannie Mae Pool #AS7168 3.50% 2046[9]	5,902	6,349
Fannie Mae Pool #BC7611 4.00% 2046[9]	1,605	1,751
Fannie Mae Pool #BD9665 4.00% 2046[9]	1,484	1,615
Fannie Mae Pool #FM2265 3.00% 2047[9]	69,571	73,153
Fannie Mae Pool #MA2863 3.00% 2047[9]	32,726	34,321
Fannie Mae Pool #BF0364 3.00% 2047[9]	30,351	32,353
Fannie Mae Pool #BM3528 3.50% 2047[9]	47,148	50,822
Fannie Mae Pool #CA0854 3.50% 2047[9]	10,781	11,618
Fannie Mae Pool #CA0770 3.50% 2047[9]	7,772	8,242
Fannie Mae Pool #BE3162 3.50% 2047[9]	1,526	1,645
Fannie Mae Pool #BE3151 3.50% 2047[9]	1,489	1,604

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Fannie Mae Pool #BH6387 3.50% 2047[9]	$613	$647
Fannie Mae Pool #BH7779 3.50% 2047[9]	52	55
Fannie Mae Pool #CA0453 4.00% 2047[9]	32,950	35,243
Fannie Mae Pool #MA3149 4.00% 2047[9]	23,005	24,648
Fannie Mae Pool #MA3183 4.00% 2047[9]	5,771	6,190
Fannie Mae Pool #BM4413 4.50% 2047[9]	13,174	14,309
Fannie Mae Pool #CA0623 4.50% 2047[9]	5,646	6,137
Fannie Mae Pool #BE9242 4.50% 2047[9]	46	50
Fannie Mae Pool #257030 6.50% 2047[9]	72	78
Fannie Mae Pool #947661 6.50% 2047[9]	38	41
Fannie Mae Pool #256975 7.00% 2047[9]	40	46
Fannie Mae Pool #920015 7.00% 2047[9]	37	43
Fannie Mae Pool #257036 7.00% 2047[9]	16	19
Fannie Mae Pool #256893 7.00% 2047[9]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[9]	103,611	110,109
Fannie Mae Pool #BF0323 3.00% 2048[9]	51,580	54,972
Fannie Mae Pool #BM5822 3.00% 2048[9]	24,621	25,889
Fannie Mae Pool #BF0325 3.50% 2048[9]	67,644	72,893
Fannie Mae Pool #BF0318 3.50% 2048[9]	52,151	56,198
Fannie Mae Pool #BM4033 3.50% 2048[9]	29,247	31,279
Fannie Mae Pool #CA1532 3.50% 2048[9]	16,034	16,992
Fannie Mae Pool #BM3714 3.50% 2048[9]	8,902	9,520
Fannie Mae Pool #BJ6760 3.50% 2048[9]	6,460	6,947
Fannie Mae Pool #BM3332 3.50% 2048[9]	2,249	2,417
Fannie Mae Pool #BK7655 3.891% 2048[8,9]	4,982	5,207
Fannie Mae Pool #BK0199 4.00% 2048[9]	5,282	5,641
Fannie Mae Pool #BK1198 4.00% 2048[9]	2,766	2,954
Fannie Mae Pool #CA2377 4.00% 2048[9]	1,907	2,035
Fannie Mae Pool #BM2007 4.00% 2048[9]	933	994
Fannie Mae Pool #FM1784 4.00% 2048[9]	352	379
Fannie Mae Pool #MA3384 4.00% 2048[9]	308	329
Fannie Mae Pool #CA1542 4.00% 2048[9]	246	268
Fannie Mae Pool #BJ4342 4.00% 2048[9]	242	258
Fannie Mae Pool #CA1015 4.00% 2048[9]	110	118
Fannie Mae Pool #MA3277 4.00% 2048[9]	88	94
Fannie Mae Pool #BJ9260 4.00% 2048[9]	29	30
Fannie Mae Pool #BJ2751 4.50% 2048[9]	12,218	13,191
Fannie Mae Pool #CA2204 4.50% 2048[9]	6,012	6,455
Fannie Mae Pool #CA2642 4.50% 2048[9]	461	500
Fannie Mae Pool #BK1135 4.50% 2048[9]	386	417
Fannie Mae Pool #CA2493 4.50% 2048[9]	349	377
Fannie Mae Pool #BJ8318 4.50% 2048[9]	163	176
Fannie Mae Pool #BK9902 4.50% 2048[9]	136	148
Fannie Mae Pool #BJ5829 4.50% 2048[9]	103	111
Fannie Mae Pool #BK9366 4.50% 2048[9]	33	36
Fannie Mae Pool #BK9598 4.50% 2048[9]	30	32
Fannie Mae Pool #CA4756 3.00% 2049[9]	92,940	98,362
Fannie Mae Pool #CA4533 3.00% 2049[9]	45,696	48,650
Fannie Mae Pool #BO4808 3.00% 2049[9]	22,360	23,651
Fannie Mae Pool #CA3807 3.00% 2049[9]	6,700	7,120
Fannie Mae Pool #CA3806 3.00% 2049[9]	3,864	4,116
Fannie Mae Pool #CA4800 3.50% 2049[9]	74,722	81,289
Fannie Mae Pool #CA4079 3.50% 2049[9]	42,249	44,803
Fannie Mae Pool #FM2318 3.50% 2049[9]	38,170	41,103
Fannie Mae Pool #CA3068 3.50% 2049[9]	7,666	8,269
Fannie Mae Pool #CA4112 3.50% 2049[9]	1,560	1,698
Fannie Mae Pool #CA3814 3.50% 2049[9]	1,359	1,479
Fannie Mae Pool #BO5349 3.50% 2049[9]	128	136
Fannie Mae Pool #BO1345 3.50% 2049[9]	58	62
Fannie Mae Pool #FM1913 4.00% 2049[9]	6,496	7,004
Fannie Mae Pool #CA3976 4.00% 2049[9]	2,727	2,954
Fannie Mae Pool #CA3184 4.00% 2049[9]	474	514
Fannie Mae Pool #CA4432 4.00% 2049[9]	288	313
Fannie Mae Pool #FM1668 4.00% 2049[9]	219	239
Fannie Mae Pool #CA6579 2.00% 2050[9]	61,214	62,056
Fannie Mae Pool #CA8285 3.00% 2050[9]	62,627	67,327
Fannie Mae Pool #CA6495 3.50% 2050[9]	1,732	1,824

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Fannie Mae Pool #CA9308 3.00% 2051[9]	$148,411	$158,547
Fannie Mae Pool #CA8870 3.00% 2051[9]	147,123	156,900
Fannie Mae Pool #CA8969 3.00% 2051[9]	1,964	2,078
Fannie Mae Pool #MA4358 3.50% 2051[9]	1,076	1,141
Fannie Mae Pool #BF0189 3.00% 2057[9]	11,617	12,580
Fannie Mae Pool #BF0174 3.00% 2057[9]	7,472	8,095
Fannie Mae Pool #BF0177 3.00% 2057[9]	7,040	7,627
Fannie Mae Pool #BF0145 3.50% 2057[9]	160,399	174,537
Fannie Mae Pool #BF0219 3.50% 2057[9]	36,507	39,710
Fannie Mae Pool #BF0262 3.00% 2058[9]	673	729
Fannie Mae Pool #BF0226 3.50% 2058[9]	46,292	50,614
Fannie Mae Pool #BF0332 3.00% 2059[9]	96,391	104,388
Fannie Mae Pool #BF0497 3.00% 2060[9]	46,816	49,732
Fannie Mae Pool #BF0481 3.50% 2060[9]	129,634	141,024
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[8,9]	39	39
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[9]	273	277
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[9]	4,582	4,629
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[8,9]	482	486
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[9]	2,648	2,663
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[9]	140	141
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[9]	922	938
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[9]	95	96
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.488% 2023[8,9]	698	716
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.606% 2024[8,9]	658	683
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[8,9]	849	890
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.709% 2024[8,9]	731	770
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[8,9]	14,841	15,804
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[8,9]	10,122	10,762
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[9]	164	166
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[9]	197	200
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[9]	128	132
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[9]	714	739
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[9]	1,064	1,098
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[9]	449	464
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[9]	494	509
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[9]	486	504
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[8,9]	38,325	40,960
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.559% 2026[8,9]	205	208
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[9]	706	740
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[9]	661	687
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[8,9]	22,206	24,136
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[4,9]	699	736
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[8,9]	31,457	34,743
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	501	465
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,9]	93,545	101,700
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,9]	23,560	25,768
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,8,9]	8,018	8,179
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,8,9]	21,828	22,229
Freddie Mac Pool #ZK3775 3.00% 2026[9]	507	534
Freddie Mac Pool #ZK3727 3.00% 2026[9]	2	2
Freddie Mac Pool #ZK7598 3.00% 2027[9]	5,217	5,519
Freddie Mac Pool #ZS8455 3.00% 2027[9]	431	456
Freddie Mac Pool #ZK3970 3.00% 2027[9]	306	324
Freddie Mac Pool #ZK4375 3.00% 2027[9]	209	221
Freddie Mac Pool #ZA2702 3.00% 2027[9]	96	101
Freddie Mac Pool #ZK4018 3.00% 2027[9]	7	7
Freddie Mac Pool #D97504 6.50% 2027[9]	219	237
Freddie Mac Pool #C91130 6.50% 2027[9]	108	121
Freddie Mac Pool #D97509 6.50% 2027[9]	31	34
Freddie Mac Pool #ZK5302 3.00% 2028[9]	908	963
Freddie Mac Pool #ZS6976 3.00% 2028[9]	170	179
Freddie Mac Pool #ZK5749 3.00% 2028[9]	111	118
Freddie Mac Pool #ZK6181 3.00% 2028[9]	110	116
Freddie Mac Pool #C91150 6.50% 2028[9]	120	135
Freddie Mac Pool #ZK7590 3.00% 2029[9]	3,267	3,453

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Freddie Mac Pool #ZK7593 3.00% 2029[9]	$287	$304
Freddie Mac Pool #G16210 3.50% 2032[9]	50	54
Freddie Mac Pool #G16663 3.00% 2033[9]	10,220	10,855
Freddie Mac Pool #G16426 3.00% 2033[9]	5,396	5,767
Freddie Mac Pool #ZA2384 3.50% 2035[9]	308	331
Freddie Mac Pool #C91912 3.00% 2037[9]	23,663	24,918
Freddie Mac Pool #C91917 3.00% 2037[9]	10,865	11,441
Freddie Mac Pool #G06028 5.50% 2037[9]	156	175
Freddie Mac Pool #A56076 5.50% 2037[9]	20	23
Freddie Mac Pool #ZT1449 3.00% 2038[9]	11,003	11,715
Freddie Mac Pool #ZA2505 3.50% 2038[9]	128	134
Freddie Mac Pool #G08248 5.50% 2038[9]	67	77
Freddie Mac Pool #G05979 5.50% 2038[9]	30	35
Freddie Mac Pool #G04552 6.00% 2038[9]	566	667
Freddie Mac Pool #RB5012 3.50% 2039[9]	354	374
Freddie Mac Pool #RB5003 3.50% 2039[9]	241	254
Freddie Mac Pool #RB5007 3.50% 2039[9]	72	76
Freddie Mac Pool #RB5001 3.50% 2039[9]	27	28
Freddie Mac Pool #G05546 5.50% 2039[9]	127	148
Freddie Mac Pool #1B7749 2.38% 2040[8,9]	7	8
Freddie Mac Pool #G05937 4.50% 2040[9]	3,663	4,073
Freddie Mac Pool #A90351 4.50% 2040[9]	339	367
Freddie Mac Pool #RB5118 2.00% 2041[9]	123,531	126,208
Freddie Mac Pool #Q03821 4.50% 2041[9]	619	684
Freddie Mac Pool #A97543 4.50% 2041[9]	411	449
Freddie Mac Pool #A97669 4.50% 2041[9]	263	292
Freddie Mac Pool #Q01190 4.50% 2041[9]	262	284
Freddie Mac Pool #A96552 4.50% 2041[9]	102	109
Freddie Mac Pool #Q03795 4.50% 2041[9]	41	45
Freddie Mac Pool #Q01160 5.00% 2041[9]	169	192
Freddie Mac Pool #Q11220 3.50% 2042[9]	636	686
Freddie Mac Pool #V80026 3.00% 2043[9]	37	39
Freddie Mac Pool #G07921 3.50% 2043[9]	544	587
Freddie Mac Pool #Q23190 4.00% 2043[9]	337	371
Freddie Mac Pool #Q23185 4.00% 2043[9]	244	273
Freddie Mac Pool #Q26734 4.00% 2044[9]	2,402	2,636
Freddie Mac Pool #760014 2.977% 2045[8,9]	1,238	1,292
Freddie Mac Pool #SD0480 3.50% 2045[9]	13,217	14,470
Freddie Mac Pool #Q37988 4.00% 2045[9]	6,385	7,010
Freddie Mac Pool #G60344 4.00% 2045[9]	5,398	5,949
Freddie Mac Pool #Z40130 3.00% 2046[9]	19,022	20,450
Freddie Mac Pool #G60744 3.50% 2046[9]	2,561	2,763
Freddie Mac Pool #V82628 4.00% 2046[9]	12,698	13,811
Freddie Mac Pool #Q40476 4.00% 2046[9]	3,455	3,782
Freddie Mac Pool #Q40458 4.00% 2046[9]	971	1,056
Freddie Mac Pool #Q41909 4.50% 2046[9]	813	887
Freddie Mac Pool #760015 2.679% 2047[8,9]	8,259	8,611
Freddie Mac Pool #G61733 3.00% 2047[9]	23,178	24,641
Freddie Mac Pool #ZS4743 3.50% 2047[9]	94,937	100,160
Freddie Mac Pool #ZS4735 3.50% 2047[9]	68,309	72,060
Freddie Mac Pool #ZS4747 3.50% 2047[9]	52,770	55,809
Freddie Mac Pool #G61295 3.50% 2047[9]	7,922	8,567
Freddie Mac Pool #ZS4726 3.50% 2047[9]	41	44
Freddie Mac Pool #G08775 4.00% 2047[9]	20,516	22,004
Freddie Mac Pool #V83507 4.00% 2047[9]	3,324	3,557
Freddie Mac Pool #G60928 4.50% 2047[9]	4,585	5,011
Freddie Mac Pool #ZM5257 3.00% 2048[9]	20,316	21,256
Freddie Mac Pool #G61628 3.50% 2048[9]	9,987	10,709
Freddie Mac Pool #G61662 3.50% 2048[9]	8,873	9,398
Freddie Mac Pool #Q54547 4.00% 2048[9]	12,775	13,662
Freddie Mac Pool #ZA5889 4.00% 2048[9]	6,171	6,636
Freddie Mac Pool #SI2002 4.00% 2048[9]	66	71
Freddie Mac Pool #SD7507 3.00% 2049[9]	193,876	206,043
Freddie Mac Pool #SD7509 3.00% 2049[9]	73,329	77,848
Freddie Mac Pool #QA5118 3.50% 2049[9]	57,056	61,361
Freddie Mac Pool #V85664 3.50% 2049[9]	49,239	53,072
Freddie Mac Pool #SD7508 3.50% 2049[9]	14,469	15,677

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Freddie Mac Pool #SD7506 4.00% 2049[9]	$73,815	$80,257
Freddie Mac Pool #RA1744 4.00% 2049[9]	1,268	1,366
Freddie Mac Pool #SD7528 2.00% 2050[9]	124,859	126,663
Freddie Mac Pool #RA2334 3.00% 2050[9]	72,719	77,137
Freddie Mac Pool #SD8158 3.50% 2051[9]	5,983	6,325
Freddie Mac Pool #SD8164 3.50% 2051[9]	4,706	4,985
Freddie Mac, Series T041, Class 3A, 5.051% 2032[8,9]	960	1,075
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	1,298	1,497
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[9]	16,975	17,561
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	869	887
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[9]	44,055	46,602
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	13,385	14,291
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[8,9]	58,789	64,743
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[9]	27,390	29,934
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[9]	14,670	16,306
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	28,290	31,244
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	29,555	32,818
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[8,9]	20,340	22,620
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[9]	3,800	4,219
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[9]	17,350	19,371
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[9]	11,003	12,762
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,9]	50,496	52,826
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	50,496	52,805
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,9]	21,965	22,972
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[9]	7,152	7,481
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[8,9]	29,274	30,876
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,9]	9,885	10,647
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[9]	36,513	38,379
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	19,746	21,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	8,089	8,827
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[9]	100,080	105,481
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[9]	53,840	56,571
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[9]	10,669	11,283
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[9]	15,732	16,538
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[9]	41,459	44,209
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[9]	24,325	26,875
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[9]	7,572	7,734
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[9]	1,427	1,403
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.392% 2027[8,9]	10,881	11,038
Government National Mortgage Assn. 2.00% 2051[9,10]	271,547	276,077
Government National Mortgage Assn. 2.50% 2051[9,10]	15,417	15,927
Government National Mortgage Assn. 4.00% 2051[9,10]	24,603	25,982
Government National Mortgage Assn. 4.50% 2051[9,10]	39,041	41,609
Government National Mortgage Assn. Pool #004291 6.00% 2038[9]	1,813	2,122
Government National Mortgage Assn. Pool #783219 4.00% 2041[9]	4,449	4,935
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[9]	59	65
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[9]	4,892	5,386
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[9]	113	125
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[9]	38,137	40,234

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[9]	$34,891	$37,266
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[9]	21,264	22,702
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[9]	4,392	4,709
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[9]	3,561	3,813
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[9]	40,389	42,812
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[9]	41,077	43,775
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[9]	932	993
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[9]	7,775	8,294
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[9]	46,320	48,749
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[9]	14,060	14,908
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	1,107	1,174
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[9]	60,811	64,901
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[9]	4,963	5,293
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	373	398
Government National Mortgage Assn. Pool #710085 5.018% 2061[9]	4	5
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,9]	38,150	39,020
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[9]	4,437	4,707
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[4,8,9]	1,817	1,815
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[9]	1,568	1,728
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[9]	405	463
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[9]	26,485	27,394
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,8,9]	4,564	4,653
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[9]	12,784	13,763
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[9]	930	1,027
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[9]	2,520	2,787
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,9]	3,075	3,191
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,9]	12,316	12,648
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[8,9]	8,015	8,866
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,8,9]	3,232	3,309
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[4,8,9]	2,347	2,396
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[4,8,9]	2,239	2,285
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,8,9]	29,768	29,912
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,8,9]	16,948	17,064
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,8,9]	10,079	10,106
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,8,9]	8,507	8,524
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,9]	72,851	74,639
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[4,8,9]	10,904	10,924
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[4,8,9]	15,402	15,435
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[4,8,9]	16,128	16,170
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	3,518	3,709
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[9]	8,016	8,619
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	2,656	2,770
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[9]	1,600	1,717
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[9]	972	1,082
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[9]	2,490	2,724
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[8,9]	704	750
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[4,8,9]	42,938	43,008
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[4,8,9,11]	42,646	42,646
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[4,8,9]	71,766	71,817
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,8,9]	1,104	1,165

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,8,9]	$4,707		$4,781
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[4,9]	4,915		4,923
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[4,9]	6,493		6,566
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[4,8,9]	16,925		16,889
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,8,9]	8,249		8,228
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,8,9]	6,916		7,020
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,9]	64,587		67,470
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[4,8,9]	32,287		32,337
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[4,8,9]	12,790		12,803
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[4,9]	19,777		19,942
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[4,9]	24,554		24,241
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[4,9]	587		582
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,9]	869		879
Uniform Mortgage-Backed Security 1.50% 2036[9,10]	218,553		220,508
Uniform Mortgage-Backed Security 1.50% 2036[9,10]	—	[12]	—	[12]
Uniform Mortgage-Backed Security 2.00% 2036[9,10]	790,085		813,820
Uniform Mortgage-Backed Security 2.00% 2036[9,10]	300,000		308,590
Uniform Mortgage-Backed Security 2.00% 2036[9,10]	3,352		3,458
Uniform Mortgage-Backed Security 2.50% 2036[9,10]	256,729		267,730
Uniform Mortgage-Backed Security 2.00% 2051[9,10]	611,964		615,478
Uniform Mortgage-Backed Security 2.50% 2051[9,10]	1,002,612		1,032,886
Uniform Mortgage-Backed Security 2.50% 2051[9,10]	63,919		65,991
Uniform Mortgage-Backed Security 3.00% 2051[9,10]	24,400		25,397
Uniform Mortgage-Backed Security 3.50% 2051[9,10]	628,724		662,235
Uniform Mortgage-Backed Security 3.50% 2051[9,10]	348,773		367,145
Uniform Mortgage-Backed Security 4.00% 2051[9,10]	249,562		265,979
Uniform Mortgage-Backed Security 4.00% 2051[9,10]	100,000		106,492
Uniform Mortgage-Backed Security 4.50% 2051[9,10]	20,675		22,245
Uniform Mortgage-Backed Security 4.50% 2051[9,10]	6,250		6,730
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[9]	9,587		10,375
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[8,9]	750		794
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[9]	1,212		1,234
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[9]	455		491
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[9]	10,015		11,186
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[9]	4,008		4,371
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[9]	800		875
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[9]	795		880
			11,620,272

Asset-backed obligations 1.87%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,9]	14,295		14,844
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,9]	8,454		8,988
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,9]	24,440		26,243
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,9]	22,900		24,759
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,9]	3,375		3,524
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,9]	28,830		30,207
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,9]	83,013		83,086
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,9]	4,460		4,464
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,9]	19,921		20,558
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,9]	1,542		1,543
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,9]	3,873		4,110
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[4,8,9]	39,154		39,154
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[4,8,9]	22,285		22,285
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[4,9]	1,800		1,810
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,9]	12,902		13,136
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,9]	5,654		5,661
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,9]	3,117		3,111
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[9]	7,776		7,810
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[9]	8,644		8,706
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[9]	20,192		20,422

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[4,8,9]	$47,777	$47,777
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[4,8,9]	50,730	50,730
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,9]	2,221	2,257
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,9]	8,349	8,354
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,9]	1,905	1,921
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[4,9]	980	993
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[4,9]	24,530	24,734
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[4,9]	3,686	3,723
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[9]	4,465	4,480
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[9]	8,000	8,337
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[9]	811	808
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[9]	794	790
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[4,8,9]	70,560	70,560
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,9]	97,799	99,470
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,9]	19,517	19,844
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,9]	25,601	26,058
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,9]	3,617	3,671
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,9]	63,461	63,955
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,9]	15,077	15,228
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,9]	30,164	30,377
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[4,9]	41,096	41,516
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[4,9]	28,484	28,770
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[4,9]	8,369	8,542
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[4,9]	34,327	34,111
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[4,9]	2,071	2,055
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,8,9]	1,480	1,490
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,9]	2,821	2,854
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,9]	4,275	4,401
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,9]	10,655	10,888
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,9]	2,679	2,679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,9]	2,429	2,418
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,9]	2,971	3,020
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,9]	9,634	9,804
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[9]	3,416	3,428
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[9]	9,256	9,276
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[9]	48,690	49,613
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[9]	15,652	15,877
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[9]	24,689	25,146
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[9]	33,195	34,544
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[9]	19,517	19,616
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[9]	14,729	14,832
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,9]	937	939
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,9]	5,510	5,582
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,9]	9,570	9,898
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,9]	3,189	3,189
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,9]	1,738	1,733
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,9]	3,433	3,465
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[4,9]	1,100	1,115
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,9]	1,250	1,356
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,9]	4,324	4,338
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,9]	4,513	4,531
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,9]	3,049	3,068
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[4,8,9]	74,562	74,562
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[4,8,9]	11,329	11,329
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,9]	10,240	10,279
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,9]	20,910	21,178
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[9]	12,998	13,011
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[9]	3,276	3,311
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,9]	3,700	3,805
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,9]	33,700	34,787
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,9]	28,740	29,758
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[9]	14,127	14,167

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[9]	$3,125	$3,181
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[9]	20,431	20,434
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 0.845% 2030[8,9]	3,765	3,768
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,9]	88,074	88,026
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,9]	50,885	51,652
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,9]	36,420	38,678
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,9]	54,515	58,589
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,9]	82,365	85,580
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,9]	80,360	86,779
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,9]	21,566	21,969
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,9]	3,257	3,256
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,9]	4,488	4,514
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,9]	15,049	15,838
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,9]	73,651	74,656
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,9]	1,924	1,973
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,9]	104,390	105,521
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,9]	6,059	6,172
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,9]	85,084	84,828
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[9]	1,165	1,203
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[9]	1,646	1,715
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[4,9]	82,376	82,699
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[4,9]	15,107	15,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[4,9]	7,331	7,370
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[4,9]	89,308	89,614
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[4,9]	13,715	13,791
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[4,9]	7,776	7,832
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,9]	435	437
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[4,9]	603	604
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,9]	2,472	2,480
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,9]	294	296
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,9]	162	163
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[9]	23,607	23,912
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 2023[9]	3,582	3,619
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[4,8,9]	55,114	55,114
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[4,8,9]	75,355	75,353
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[4,8,9]	44,505	44,505
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[4,9]	40,740	40,889
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,9]	47,304	47,447
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,9]	60,236	60,317
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[4,9]	99,661	100,015
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[4,8,9]	24,008	24,008
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[4,8,9]	41,908	41,940
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[4,8,9]	7,686	7,686
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,9]	8,310	8,455
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,9]	5,145	5,277
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[4,8,9]	63,046	63,046
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[9]	6,113	6,143
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[9]	49,560	50,247
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[9]	6,896	7,031
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[9]	11,794	11,819
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[9]	10,565	10,918
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[9]	19,820	20,809
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[9]	21,945	21,998
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[9]	12,951	13,073

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[9]	$8,108	$8,219
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[9]	14,067	14,097
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,9]	22,995	23,049
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,9]	4,233	4,294
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[4,9]	285	287
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.823% 2053[4,8,9]	22,442	22,650
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[4,9]	1,070	1,082
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[4,8,9]	44,039	44,039
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[4,8,9]	75,470	75,509
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[4,8,9]	41,370	41,370
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.86% 2030[8,9]	1,489	1,490
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.11% 2033[8,9]	12,130	12,223
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,9]	40,920	41,329
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,9]	2,275	2,322
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,9]	23,945	24,167
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,9]	21,006	21,385
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[4,9]	3,450	3,538
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,9]	36,702	36,401
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,9]	66,166	67,183
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,9]	1,699	1,689
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,9]	34,690	36,600
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,9]	13,218	13,450
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[4,9]	120,423	121,379
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[4,9]	3,873	3,984
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[4,9]	47,088	46,921
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[4,9]	1,593	1,585
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,9]	7,148	7,177
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[4,9]	13,785	13,980
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,9]	5,971	6,030
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,9]	13,060	13,065
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,9]	16,856	16,870
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,9]	11,177	11,187
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,9]	11,486	11,639
		3,881,374

Bonds & notes of governments & government agencies outside the U.S. 0.38%
Asian Development Bank 1.00% 2026	40,383	40,521
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	49,560	53,395
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[4]	20,000	19,651
Chile (Republic of) 3.10% 2061	17,566	16,871
CPPIB Capital, Inc. 2.25% 2022[4]	25,714	26,015
CPPIB Capital, Inc. 2.75% 2027[4]	26,400	28,754
European Investment Bank 0.625% 2027	7,655	7,356
European Stability Mechanism 0.375% 2025[4]	26,180	25,749
International Bank for Reconstruction and Development 0.75% 2027	9,000	8,769
International Development Association 0.375% 2025[4]	21,560	21,158
Japan Bank for International Cooperation 1.25% 2031	35,628	34,383
KfW 0.375% 2025	7,671	7,575
Landwirtschaftliche Rentenbank 0.875% 2030	14,870	14,089
Manitoba (Province of) 3.05% 2024	13,380	14,304
Morocco (Kingdom of) 3.00% 2032[4]	5,000	4,842
Morocco (Kingdom of) 4.00% 2050[4]	16,000	14,880
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,218
Oesterreichische Kontrollbank AG 0.50% 2026	22,300	21,941
Peru (Republic of) 2.392% 2026	2,730	2,823
Peru (Republic of) 2.783% 2031	14,400	14,706
Peru (Republic of) 1.862% 2032	45,265	42,112
Peru (Republic of) 2.78% 2060	50,070	44,790
Philippines (Republic of) 1.648% 2031	13,829	13,376
Philippines (Republic of) 6.375% 2034	24,780	35,020

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 2.65% 2045	$7,941	$7,358
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	2,492	2,536
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	22,102
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	4,910	5,426
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	20,940
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	2,950	3,623
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	1,360	1,583
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	3,850	4,559
Qatar (State of) 3.375% 2024[4]	24,780	26,614
Qatar (State of) 4.00% 2029[4]	10,000	11,529
Qatar (State of) 4.817% 2049[4]	10,000	12,901
Quebec (Province of) 2.375% 2022	51,407	52,051
Quebec (Province of) 2.75% 2027	25,770	27,969
Saudi Arabia (Kingdom of) 3.25% 2030[4]	23,050	24,864
Saudi Arabia (Kingdom of) 5.25% 2050[4]	10,000	13,123
United Mexican States 2.659% 2031	23,299	22,819
United Mexican States 3.771% 2061	13,292	12,396
		794,691

Municipals 0.36%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 2038	29,590	30,719
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,540	11,732
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,018
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,419
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,395
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041	2,990	3,046
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051	12,570	12,886
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	560	570
		75,785

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	340	352

Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,350	16,350
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,950	12,070
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,105	44,844
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,145	57,288
		130,552

Illinois 0.21%
G.O. Bonds, Series 2019-A, 5.00% 2021	24,780	25,174
G.O. Bonds, Series 2019-A, 3.75% 2022	11,890	12,087
G.O. Bonds, Series 2019-A, 4.20% 2024	11,890	12,601
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	7,306
G.O. Bonds, Series 2021-A, 5.00% 2026	1,275	1,515
G.O. Bonds, Series 2021-B, 5.00% 2026	1,000	1,188
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	25,294	27,038
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	231,670	272,594
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	48,850	57,955
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,210	7,761
		425,219

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	$211	$213

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	140	145

Michigan 0.00%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	7,249

New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.63% 2028[8]	5,000	5,080

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	17,250	17,281
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	19,440	19,552
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,126	2,204
		39,037

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	50,200	52,692

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	325	336
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	170	177
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,400	1,490
		2,003
		738,327

Federal agency bonds & notes 0.16%
Fannie Mae 0.375% 2025	17,840	17,579
Fannie Mae 0.75% 2027	12,590	12,284
Fannie Mae 6.25% 2029	4,000	5,460
Fannie Mae 0.875% 2030[5]	208,969	198,195
Federal Home Loan Bank 0.125% 2022	79,300	79,268
Federal Home Loan Bank 5.50% 2036	600	885
Private Export Funding Corp. 3.55% 2024	25,667	27,642
		341,313

Total bonds, notes & other debt instruments (cost: $49,430,166,000)		50,766,992

Short-term securities 8.02%	Shares
Money market investments 8.01%
Capital Group Central Cash Fund 0.04%[3,13]	166,038,262	16,603,826

Money market investments purchased with collateral from securities on loan 0.01%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[13,14]	2,600,000	2,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[13,14]	2,600,000	2,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[13,14]	1,818,429	1,818
Capital Group Central Cash Fund 0.04%[3,13,14]	17,587	1,759

32	American Balanced Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[13,14]	600,000	$600
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[13,14]	600,000	600
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[13,14]	400,000	400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[13,14]	300,000	300
		10,677

Total short-term securities (cost: $16,614,502,000)		16,614,503
Total investment securities 102.54% (cost: $154,717,571,000)		212,457,388
Other assets less liabilities (2.54)%		(5,271,556)

Net assets 100.00%		$207,185,832

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [15]	6/30/2021 [16]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	24,642	December 2022	$6,160,500	$6,128,465	$1,290
90 Day Euro Dollar Futures	Long	33,713	June 2023	8,428,250	8,362,510	(14,522)
90 Day Euro Dollar Futures	Long	12,196	September 2023	3,049,000	3,018,510	(5,401)
90 Day Euro Dollar Futures	Short	45,909	December 2024	(11,477,250)	(11,299,926)	(8,132)
2 Year U.S. Treasury Note Futures	Long	6,157	October 2021	1,231,400	1,356,512	(2,353)
5 Year U.S. Treasury Note Futures	Long	49,947	October 2021	4,994,700	6,164,943	(13,399)
10 Year U.S. Treasury Note Futures	Short	21,983	September 2021	(2,198,300)	(2,912,748)	(7,309)
10 Year Ultra U.S. Treasury Note Futures	Short	38,903	September 2021	(3,890,300)	(5,726,643)	(77,634)
20 Year U.S. Treasury Bond Futures	Long	5,766	September 2021	576,600	926,884	21,478
30 Year Ultra U.S. Treasury Bond Futures	Long	107	September 2021	10,700	20,618	291
						$(105,691)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
0.207%	U.S. EFFR	2/26/2024	$1,341,000	$(5,264)	$—	$ (5,264)
0.3325%	U.S. EFFR	4/2/2024	735,000	(834)	—	(834)
U.S. EFFR	0.10625%	7/8/2025	301,000	6,183	—	6,183
U.S. EFFR	0.0795%	7/13/2025	59,676	1,302	—	1,302
U.S. EFFR	0.287%	11/12/2025	205,100	3,453	—	3,453
U.S. EFFR	0.666%	11/19/2030	78,700	3,630	—	3,630
3-month USD-LIBOR	1.972%	4/26/2051	83,500	(4,441)	—	(4,441)
3-month USD-LIBOR	1.9855%	4/26/2051	124,400	(7,025)	—	(7,025)
3-month USD-LIBOR	1.953%	4/27/2051	83,600	(4,060)	—	(4,060)
3-month USD-LIBOR	1.9895%	4/27/2051	128,720	(7,395)	—	(7,395)
3-month USD-LIBOR	1.9778%	4/28/2051	48,800	(2,665)	—	(2,665)
					$—	$(17,116)

American Balanced Fund	33

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$886,500	$(22,513)	$(18,982)	$(3,531)

Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.82%
Consumer discretionary 0.22%
Toll Brothers, Inc.	$305,811	$41,125		$4,155	$3,078	$111,172	$457,031	$2,156
Materials 0.23%
Royal Gold, Inc.	443,170	501		4,514	3,536	29,060	471,753	2,501
Real estate 0.37%
Iron Mountain, Inc. REIT	481,886	81,815		29,054	24,441	207,986	767,074	2,190
Total common stocks							1,695,858
Investment funds 5.10%
Capital Group Central Corporate Bond Fund	—	10,549,413		106,088	805	114,704	10,558,834	16,481
Short-term securities 8.01%
Money market investments 8.01%
Capital Group Central Cash Fund 0.04%[13]	22,861,262	14,194,605		20,450,271	(238)	(1,532)	16,603,826	8,241
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.04%[13,14]	—	1,759	[17]				1,759	—	[18]
Total short-term securities							16,605,585
Total 13.93%					$31,622	$461,390	$28,860,277	$31,569

34	American Balanced Fund

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $55,581,000, which represented .03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,465,817,000, which represented 4.09% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $176,627,000, which represented .09% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $42,646,000, which represented .02% of the net assets of the fund.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2021.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Balanced Fund	35

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $55,581 of investment securities on loan):
Unaffiliated issuers (cost: $126,524,573)	$183,597,111
Affiliated issuers (cost: $28,192,998)	28,860,277		$212,457,388
Cash			2,248
Cash denominated in currencies other than U.S. dollars (cost: $4,451)			4,274
Receivables for:
Sales of investments	22,523,671
Sales of fund’s shares	222,440
Dividends and interest	439,192
Securities lending income	—	*
Variation margin on futures contracts	8,887
Variation margin on swap contracts	293
Other	918		23,195,401
			235,659,311
Liabilities:
Collateral for securities on loan			10,677
Payables for:
Purchases of investments	28,171,850
Repurchases of fund’s shares	150,996
Investment advisory services	36,429
Services provided by related parties	47,514
Trustees’ deferred compensation	6,274
Variation margin on futures contracts	27,439
Variation margin on swap contracts	4,901
Other	17,399		28,462,802
Net assets at June 30, 2021			$207,185,832

Net assets consist of:
Capital paid in on shares of beneficial interest			$144,050,609
Total distributable earnings			63,135,223
Net assets at June 30, 2021			$207,185,832

*	Amount less than one thousand.

See notes to financial statements.

36	American Balanced Fund

Financial statements (continued)

Statement of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,350,353 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$98,621,247	3,020,685		$32.65
Class C	11,021,585	340,042		32.41
Class T	13	—	*	32.65
Class F-1	5,105,053	156,511		32.62
Class F-2	23,163,739	710,065		32.62
Class F-3	9,403,425	288,163		32.63
Class 529-A	5,696,788	174,829		32.58
Class 529-C	410,349	12,581		32.62
Class 529-E	209,521	6,434		32.57
Class 529-T	16	—	*	32.65
Class 529-F-1	11	—	*	32.55
Class 529-F-2	387,029	11,855		32.65
Class 529-F-3	951	29		32.64
Class R-1	169,048	5,220		32.39
Class R-2	1,295,042	39,956		32.41
Class R-2E	145,515	4,478		32.50
Class R-3	2,996,585	92,310		32.46
Class R-4	5,315,430	163,088		32.59
Class R-5E	664,386	20,369		32.62
Class R-5	1,565,817	47,902		32.69
Class R-6	41,014,282	1,255,836		32.66

*	Amount less than one thousand.

See notes to financial statements.

American Balanced Fund	37

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $29,685; also includes $31,569 from affiliates)	$1,341,594
Interest	598,042
Securities lending income (net of fees)	563	$1,940,199
Fees and expenses*:
Investment advisory services	208,396
Distribution services	204,991
Transfer agent services	59,580
Administrative services	29,072
Reports to shareholders	1,630
Registration statement and prospectus	3,386
Trustees’ compensation	1,154
Auditing and legal	61
Custodian	827
Other	2,015
Total fees and expenses before waiver	511,112
Less waiver of fees and expenses:
Investment advisory services waiver	— †
Total fees and expenses after waiver		511,112
Net investment income		1,429,087

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,891,262
Affiliated issuers	31,622
Futures contracts	328,458
Swap contracts	(25,694)
In-kind redemptions	1,020,262
Currency transactions	(3,041)	5,242,869
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $10,831):
Unaffiliated issuers	10,535,342
Affiliated issuers	461,390
Futures contracts	(126,384)
Swap contracts	768
Currency translations	(756)	10,870,360
Net realized gain and unrealized appreciation		16,113,229

Net increase in net assets resulting from operations		$17,542,316

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

38	American Balanced Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2021*	December 31, 2020
Operations:
Net investment income	$1,429,087	$2,799,762
Net realized gain	5,242,869	5,574,591
Net unrealized appreciation	10,870,360	9,254,580
Net increase in net assets resulting from operations	17,542,316	17,628,933

Distributions paid to shareholders	(2,398,661)	(7,723,649)

Net capital share transactions	8,867,138	12,541,775

Total increase in net assets	24,010,793	22,447,059

Net assets:
Beginning of period	183,175,039	160,727,980
End of period	$207,185,832	$183,175,039

*	Unaudited.

See notes to financial statements.

American Balanced Fund	39

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

40	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Balanced Fund	41

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

42	American Balanced Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,024,874	$—	$—	$29,024,874
Health care	17,818,336	—	—	17,818,336
Financials	16,983,258	—	—	16,983,258
Communication services	14,216,767	—	—	14,216,767
Consumer staples	11,712,096	—	—	11,712,096
Industrials	11,002,364	—	—	11,002,364
Consumer discretionary	10,702,510	—	—	10,702,510
Materials	7,363,576	—	—	7,363,576
Energy	6,257,333	—	—	6,257,333
Real estate	5,965,451	—	—	5,965,451
Utilities	2,946,086	—	—	2,946,086
Preferred securities	123,860	5,208	—	129,068
Convertible stocks	395,340	—	—	395,340
Investment funds	10,558,834	—	—	10,558,834
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	20,358,803	—	20,358,803
Corporate bonds, notes & loans	—	13,032,212	—	13,032,212
Mortgage-backed obligations	—	11,620,272	—	11,620,272
Asset-backed obligations	—	3,881,374	—	3,881,374
Bonds & notes of governments & government agencies outside the U.S.	—	794,691	—	794,691
Municipals	—	738,327	—	738,327
Federal agency bonds & notes	—	341,313	—	341,313
Short-term securities	16,614,503	—	—	16,614,503
Total	$161,685,188	$50,772,200	$—	$212,457,388

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$23,059	$—	$—	$23,059
Unrealized appreciation on interest rate swaps	—	14,568	—	14,568
Liabilities:
Unrealized depreciation on futures contracts	(128,750)	—	—	(128,750)
Unrealized depreciation on interest rate swaps	—	(31,684)	—	(31,684)
Unrealized depreciation on credit default swaps	—	(3,531)	—	(3,531)
Total	$(105,691)	$(20,647)	$—	$(126,338)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Balanced Fund	43

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

44	American Balanced Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

American Balanced Fund	45

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2021, the total value of securities on loan was $55,581,000, and the total value of collateral received was $57,036,000. Collateral received includes cash of $10,677,000 and U.S. government securities of $46,359,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $28,095,196,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

46	American Balanced Fund

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,138,170,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,219,375,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$23,059	Unrealized depreciation*	$128,750
Swap	Interest	Unrealized appreciation*	14,568	Unrealized depreciation*	31,684
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3,531
			$37,627		$163,965

American Balanced Fund	47

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$328,458	Net unrealized depreciation on futures contracts	$(126,384)
Swap	Interest	Net realized gain on swap contracts	12,231	Net unrealized depreciation on swap contracts	(25,086)
Swap	Credit	Net realized loss on swap contracts	(37,925)	Net unrealized appreciation on swap contracts	25,854
			$302,764		$(125,616)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$601,024
Undistributed long-term capital gains	1,114,632

48	American Balanced Fund

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$58,661,312
Gross unrealized depreciation on investments	(772,606)
Net unrealized appreciation on investments	57,888,706
Cost of investments	154,461,326

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$593,336		$532,650		$1,125,986		$1,139,675		$2,552,918		$3,692,593
Class C	28,257		60,140		88,397		69,703		305,356		375,059
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	30,412		27,670		58,082		72,296		160,538		232,834
Class F-2	159,748		124,632		284,380		284,619		571,555		856,174
Class F-3	69,128		50,533		119,661		111,836		216,207		328,043
Class 529-A	33,434		30,846		64,280		64,172		149,430		213,602
Class 529-C	959		2,216		3,175		3,582		13,509		17,091
Class 529-E	1,011		1,138		2,149		2,150		5,749		7,899
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	3,657		1,427		5,084
Class 529-F-2†	2,658		2,083		4,741		1,239		8,250		9,489
Class 529-F-3†	7		5		12		4		23		27
Class R-1	428		926		1,354		945		4,535		5,480
Class R-2	3,147		7,059		10,206		7,835		35,499		43,334
Class R-2E	550		792		1,342		1,223		3,990		5,213
Class R-3	13,650		16,407		30,057		31,175		86,391		117,566
Class R-4	35,132		28,909		64,041		88,584		196,518		285,102
Class R-5E	4,545		3,601		8,146		8,090		16,101		24,191
Class R-5	11,926		8,548		20,474		26,069		48,037		74,106
Class R-6	290,982		221,196		512,178		499,952		930,810		1,430,762
Total	$1,279,310		$1,119,351		$2,398,661		$2,416,806		$5,306,843		$7,723,649

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.202% on such assets in excess of $144 billion. On December 9, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2021, decreasing the annual rate to 0.200% on daily net assets in excess of $186 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. For the six months ended June 30, 2021, the investment advisory services fees were $208,396,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.

American Balanced Fund	49

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, unreimbursed expenses subject to reimbursement totaled $27,130,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

50	American Balanced Fund

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$115,624	$30,694		$13,875		Not applicable
Class C	52,673	3,478		1,580		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	6,459	3,154		775		Not applicable
Class F-2	Not applicable	11,302		3,192		Not applicable
Class F-3	Not applicable	69		1,281		Not applicable
Class 529-A	6,309	1,593		805		$1,602
Class 529-C	1,979	121		60		120
Class 529-E	494	31		30		60
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	104		54		107
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	798	65		24		Not applicable
Class R-2	4,606	2,112		184		Not applicable
Class R-2E	420	144		21		Not applicable
Class R-3	7,303	2,233		438		Not applicable
Class R-4	8,326	3,423		999		Not applicable
Class R-5E	Not applicable	474		94		Not applicable
Class R-5	Not applicable	411		237		Not applicable
Class R-6	Not applicable	172		5,423		Not applicable
Total class-specific expenses	$204,991	$59,580		$29,072		$1,889

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,154,000 in the fund’s statement of operations reflects $549,000 in current fees (either paid in cash or deferred) and a net increase of $605,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,127,978,000 and $667,492,000, respectively, which generated $108,803,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

American Balanced Fund	51

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$7,073,104		224,585		$1,111,500		34,433		$(4,860,226)	(154,611)	$3,324,378	104,407
Class C	1,041,000		33,287		87,711		2,724		(1,185,284)	(37,930)	(56,573)	(1,919)
Class T	—		—		—		—		—	—	—	—
Class F-1	313,255		9,979		57,466		1,782		(1,141,934)	(36,503)	(771,213)	(24,742)
Class F-2	3,289,952		104,561		274,630		8,521		(1,977,535)	(63,084)	1,587,047	49,998
Class F-3	1,670,167		53,330		118,586		3,679		(651,534)	(20,710)	1,137,219	36,299
Class 529-A	393,158		12,528		64,257		1,994		(343,244)	(10,996)	114,171	3,526
Class 529-C	45,840		1,460		3,174		98		(75,691)	(2,409)	(26,677)	(851)
Class 529-E	12,823		409		2,148		67		(16,167)	(518)	(1,196)	(42)
Class 529-T	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—		—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	47,787		1,516		4,737		147		(28,883)	(919)	23,641	744
Class 529-F-3	—	[2]	—	[2]	12		—	[2]	(70)	(2)	(58)	(2)
Class R-1	15,802		507		1,352		42		(17,261)	(557)	(107)	(8)
Class R-2	147,262		4,715		10,196		316		(159,404)	(5,135)	(1,946)	(104)
Class R-2E	18,496		594		1,343		42		(21,535)	(690)	(1,696)	(54)
Class R-3	262,639		8,436		30,017		934		(434,650)	(13,953)	(141,994)	(4,583)
Class R-4	446,727		14,324		64,022		1,994		(2,417,586)	(74,407)	(1,906,837)	(58,089)
Class R-5E	87,491		2,803		8,144		253		(62,589)	(1,995)	33,046	1,061
Class R-5	127,368		4,067		20,419		633		(328,731)	(10,469)	(180,944)	(5,769)
Class R-6	7,354,344		232,182		511,842		15,857		(2,129,309)	(67,667)	5,736,877	180,372
Total net increase (decrease)	$22,347,215		709,283		$2,371,556		73,516		$(15,851,633)	(502,555)	$8,867,138	280,244

See end of table for footnotes.

52	American Balanced Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$12,366,555	438,587	$3,648,666	126,492		$(10,274,097)	(369,517)	$5,741,124	195,562
Class C	1,841,285	65,664	371,557	12,876		(2,870,051)	(103,085)	(657,209)	(24,545)
Class T	—	—	—	—		—	—	—	—
Class F-1	859,889	30,729	228,389	7,940		(1,400,361)	(50,431)	(312,083)	(11,762)
Class F-2	6,171,368	219,357	826,409	28,690		(4,211,995)	(152,082)	2,785,782	95,965
Class F-3	2,417,075	85,509	325,022	11,281		(1,158,483)	(41,731)	1,583,614	55,059
Class 529-A	993,136	35,054	213,514	7,408		(774,466)	(27,365)	432,184	15,097
Class 529-C	106,381	3,777	17,080	595		(493,398)	(17,476)	(369,937)	(13,104)
Class 529-E	28,959	1,026	7,892	273		(38,709)	(1,371)	(1,858)	(72)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	58,916	2,097	5,081	189		(348,748)	(12,364)	(284,751)	(10,078)
Class 529-F-2[3]	319,020	11,219	9,487	318		(12,826)	(426)	315,681	11,111
Class 529-F-3[3]	916	30	27	1		(11)	— [2]	932	31
Class R-1	55,517	1,972	5,470	189		(39,069)	(1,401)	21,918	760
Class R-2	259,224	9,263	43,269	1,497		(383,176)	(13,807)	(80,683)	(3,047)
Class R-2E	41,100	1,467	5,213	181		(36,661)	(1,316)	9,652	332
Class R-3	574,497	20,480	117,412	4,086		(955,160)	(34,253)	(263,251)	(9,687)
Class R-4	973,358	34,320	285,048	9,913		(1,346,254)	(47,990)	(87,848)	(3,757)
Class R-5E	177,086	6,215	24,190	841		(109,827)	(3,910)	91,449	3,146
Class R-5	305,820	10,792	73,915	2,571		(490,035)	(17,391)	(110,300)	(4,028)
Class R-6	6,222,715	218,981	1,429,923	49,691		(3,925,280)	(139,953)	3,727,358	128,719
Total net increase (decrease)	$33,772,817	1,196,539	$7,637,565	265,032		$(28,868,607)	(1,035,869)	$12,541,775	425,702

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $167,026,426,000 and $163,737,754,000, respectively, during the six months ended June 30, 2021.

American Balanced Fund	53

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
6/30/2021[4,5]	$30.20	$.22	$2.61	$2.83	$(.20)	$(.18)	$(.38)	$32.65	9.38%[6]		$98,621		.57%[7]		1.43%[7]
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85		88,070		.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20		77,537		.58		1.98
12/31/2018	27.15	.53	(1.24)	(.71)	(.52)	(1.02)	(1.54)	24.90	(2.71)		62,648		.57		1.94
12/31/2017	24.81	.48	3.33	3.81	(.49)	(.98)	(1.47)	27.15	15.47		63,563		.57		1.80
12/31/2016	23.83	.41	1.62	2.03	(.44)	(.61)	(1.05)	24.81	8.62		55,379		.59		1.67
Class C:
6/30/2021[4,5]	29.99	.11	2.57	2.68	(.08)	(.18)	(.26)	32.41	8.95	[6]	11,022		1.32	[7]	.68	[7]
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05		10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27		10,372		1.34		1.22
12/31/2018	26.98	.31	(1.22)	(.91)	(.31)	(1.02)	(1.33)	24.74	(3.45)		8,611		1.36		1.15
12/31/2017	24.66	.26	3.32	3.58	(.28)	(.98)	(1.26)	26.98	14.58		8,816		1.37		1.01
12/31/2016	23.71	.21	1.60	1.81	(.25)	(.61)	(.86)	24.66	7.70		7,767		1.38		.88
Class T:
6/30/2021[4,5]	30.20	.26	2.61	2.87	(.24)	(.18)	(.42)	32.65	9.52	[6,8]	—	[9]	.31	[7,8]	1.69	[7,8]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15	[8]	—	[9]	.33	[8]	1.94	[8]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48	[8]	—	[9]	.33	[8]	2.22	[8]
12/31/2018	27.15	.59	(1.24)	(.65)	(.58)	(1.02)	(1.60)	24.90	(2.49)[8]		—	[9]	.35	[8]	2.16	[8]
12/31/2017[4,10]	25.77	.41	2.38	2.79	(.43)	(.98)	(1.41)	27.15	10.91	[6,8]	—	[9]	.36	[7,8]	2.08	[7,8]
Class F-1:
6/30/2021[4,5]	30.17	.21	2.61	2.82	(.19)	(.18)	(.37)	32.62	9.36	[6]	5,105		.62	[7]	1.37	[7]
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82		5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10		5,496		.64		1.92
12/31/2018	27.13	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.88	(2.78)		4,599		.64		1.86
12/31/2017	24.79	.45	3.33	3.78	(.46)	(.98)	(1.44)	27.13	15.40		4,957		.65		1.72
12/31/2016	23.82	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.79	8.50		4,091		.66		1.60
Class F-2:
6/30/2021[4,5]	30.17	.26	2.60	2.86	(.23)	(.18)	(.41)	32.62	9.50	[6]	23,164		.36	[7]	1.65	[7]
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07		19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45		16,065		.38		2.18
12/31/2018	27.13	.58	(1.24)	(.66)	(.57)	(1.02)	(1.59)	24.88	(2.52)		11,332		.38		2.14
12/31/2017	24.79	.53	3.32	3.85	(.53)	(.98)	(1.51)	27.13	15.69		8,714		.39		1.99
12/31/2016	23.82	.46	1.61	2.07	(.49)	(.61)	(1.10)	24.79	8.80		5,703		.39		1.88
Class F-3:
6/30/2021[4,5]	30.18	.27	2.61	2.88	(.25)	(.18)	(.43)	32.63	9.56	[6]	9,403		.25	[7]	1.76	[7]
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19		7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56		5,606		.27		2.29
12/31/2018	27.14	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.89	(2.43)		3,401		.29		2.24
12/31/2017[4,11]	25.38	.53	2.77	3.30	(.56)	(.98)	(1.54)	27.14	13.17	[6]	2,361		.29	[7]	2.11	[7]
Class 529-A:
6/30/2021[4,5]	30.14	.22	2.59	2.81	(.19)	(.18)	(.37)	32.58	9.35	[6]	5,697		.61	[7]	1.40	[7]
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79		5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11		4,444		.64		1.92
12/31/2018	27.11	.50	(1.23)	(.73)	(.50)	(1.02)	(1.52)	24.86	(2.78)		3,733		.65		1.86
12/31/2017	24.77	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.11	15.42		3,857		.65		1.73
12/31/2016	23.80	.39	1.61	2.00	(.42)	(.61)	(1.03)	24.77	8.50		3,115		.67		1.59

See end of table for footnotes.

54	American Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
6/30/2021[4,5]	$30.17	$.10	$2.61	$2.71	$(.08)	$(.18)	$(.26)	$32.62	8.97%[6]		$410		1.36%[7]		.64%[7]
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98		405		1.36		.97
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27		755		1.38		1.17
12/31/2018	27.11	.30	(1.24)	(.94)	(.29)	(1.02)	(1.31)	24.86	(3.53)		723		1.40		1.10
12/31/2017	24.75	.25	3.33	3.58	(.24)	(.98)	(1.22)	27.11	14.55		822		1.42		.96
12/31/2016	23.79	.20	1.60	1.80	(.23)	(.61)	(.84)	24.75	7.63		975		1.44		.82
Class 529-E:
6/30/2021[4,5]	30.13	.18	2.60	2.78	(.16)	(.18)	(.34)	32.57	9.23	[6]	210		.84	[7]	1.16	[7]
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58		195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86		186		.86		1.69
12/31/2018	27.09	.44	(1.23)	(.79)	(.44)	(1.02)	(1.46)	24.84	(3.02)		165		.88		1.63
12/31/2017	24.76	.39	3.32	3.71	(.40)	(.98)	(1.38)	27.09	15.11		175		.89		1.49
12/31/2016	23.79	.33	1.61	1.94	(.36)	(.61)	(.97)	24.76	8.24		153		.91		1.35
Class 529-T:
6/30/2021[4,5]	30.20	.25	2.61	2.86	(.23)	(.18)	(.41)	32.65	9.49	[6,8]	—	[9]	.38	[7,8]	1.63	[7,8]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10	[8]	—	[9]	.37	[8]	1.89	[8]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41	[8]	—	[9]	.39	[8]	2.16	[8]
12/31/2018	27.15	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.90	(2.55)[8]		—	[9]	.41	[8]	2.09	[8]
12/31/2017[4,10]	25.77	.40	2.38	2.78	(.42)	(.98)	(1.40)	27.15	10.88	[6,8]	—	[9]	.41	[7,8]	2.03	[7,8]
Class 529-F-1:
6/30/2021[4,5]	30.11	.25	2.59	2.84	(.22)	(.18)	(.40)	32.55	9.46	[6,8]	—	[9]	.42	[7,8]	1.58	[7,8]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07	[8]	—	[9]	.38	[8]	1.88	[8]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38		286		.40		2.16
12/31/2018	27.09	.57	(1.23)	(.66)	(.57)	(1.02)	(1.59)	24.84	(2.56)		201		.41		2.10
12/31/2017	24.75	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.09	15.68		178		.42		1.95
12/31/2016	23.78	.44	1.62	2.06	(.48)	(.61)	(1.09)	24.75	8.75		135		.44		1.82
Class 529-F-2:
6/30/2021[4,5]	30.20	.26	2.60	2.86	(.23)	(.18)	(.41)	32.65	9.49	[6]	387		.37	[7]	1.64	[7]
12/31/2020[4,12]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67	[6]	336		.06	[6]	.32	[6]
Class 529-F-3:
6/30/2021[4,5]	30.19	.26	2.61	2.87	(.24)	(.18)	(.42)	32.64	9.52	[6]	1		.31	[7]	1.68	[7]
12/31/2020[4,12]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66	[6]	1		.05	[6]	.35	[6]
Class R-1:
6/30/2021[4,5]	29.96	.10	2.59	2.69	(.08)	(.18)	(.26)	32.39	8.99	[6]	169		1.33	[7]	.67	[7]
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03		157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26		126		1.36		1.20
12/31/2018	26.97	.30	(1.23)	(.93)	(.30)	(1.02)	(1.32)	24.72	(3.48)		110		1.37		1.13
12/31/2017	24.64	.26	3.32	3.58	(.27)	(.98)	(1.25)	26.97	14.56		134		1.37		.99
12/31/2016	23.68	.22	1.60	1.82	(.25)	(.61)	(.86)	24.64	7.75		154		1.38		.89

See end of table for footnotes.

American Balanced Fund	55

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-2:
6/30/2021[4,5]	$29.99	$.10	$2.58	$2.68	$(.08)	$(.18)	$(.26)	$32.41	8.93%[6]	$1,295	1.35%[7]		.66%[7]
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34		.93
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36		1.20
12/31/2018	26.98	.31	(1.24)	(.93)	(.30)	(1.02)	(1.32)	24.73	(3.46)	1,111	1.37		1.13
12/31/2017	24.66	.26	3.31	3.57	(.27)	(.98)	(1.25)	26.98	14.58	1,255	1.37		1.00
12/31/2016	23.70	.22	1.60	1.82	(.25)	(.61)	(.86)	24.66	7.74	1,241	1.37		.89
Class R-2E:
6/30/2021[4,5]	30.06	.15	2.59	2.74	(.12)	(.18)	(.30)	32.50	9.13 [6]	146	1.06	[7]	.94	[7]
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05		1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07		1.49
12/31/2018	27.05	.39	(1.23)	(.84)	(.39)	(1.02)	(1.41)	24.80	(3.20)	75	1.08		1.44
12/31/2017	24.74	.35	3.31	3.66	(.37)	(.98)	(1.35)	27.05	14.89	57	1.08		1.32
12/31/2016	23.77	.29	1.62	1.91	(.33)	(.61)	(.94)	24.74	8.10	17	1.08		1.18
Class R-3:
6/30/2021[4,5]	30.03	.17	2.59	2.76	(.15)	(.18)	(.33)	32.46	9.19 [6]	2,997	.91	[7]	1.09	[7]
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90		1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92		1.64
12/31/2018	27.01	.43	(1.23)	(.80)	(.42)	(1.02)	(1.44)	24.77	(3.04)	2,992	.93		1.57
12/31/2017	24.69	.38	3.31	3.69	(.39)	(.98)	(1.37)	27.01	15.05	3,460	.93		1.44
12/31/2016	23.72	.32	1.62	1.94	(.36)	(.61)	(.97)	24.69	8.24	3,349	.93		1.33
Class R-4:
6/30/2021[4,5]	30.14	.21	2.60	2.81	(.18)	(.18)	(.36)	32.59	9.34 [6]	5,315	.60	[7]	1.37	[7]
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60		1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62		1.94
12/31/2018	27.10	.51	(1.24)	(.73)	(.50)	(1.02)	(1.52)	24.85	(2.77)	5,667	.63		1.87
12/31/2017	24.76	.46	3.33	3.79	(.47)	(.98)	(1.45)	27.10	15.44	6,353	.63		1.74
12/31/2016	23.80	.40	1.60	2.00	(.43)	(.61)	(1.04)	24.76	8.50	5,930	.64		1.63
Class R-5E:
6/30/2021[4,5]	30.17	.25	2.61	2.86	(.23)	(.18)	(.41)	32.62	9.48 [6]	664	.40	[7]	1.60	[7]
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40		1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42		2.13
12/31/2018	27.12	.60	(1.27)	(.67)	(.55)	(1.02)	(1.57)	24.88	(2.58)	168	.40		2.19
12/31/2017	24.78	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.12	15.70	32	.41		1.93
12/31/2016	23.82	.48	1.56	2.04	(.47)	(.61)	(1.08)	24.78	8.65	2	.42		1.94
Class R-5:
6/30/2021[4,5]	30.23	.27	2.61	2.88	(.24)	(.18)	(.42)	32.69	9.55 [6]	1,566	.30	[7]	1.69	[7]
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30		1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32		2.24
12/31/2018	27.18	.59	(1.23)	(.64)	(.59)	(1.02)	(1.61)	24.93	(2.47)	1,809	.33		2.17
12/31/2017	24.83	.54	3.34	3.88	(.55)	(.98)	(1.53)	27.18	15.78	2,090	.33		2.04
12/31/2016	23.85	.47	1.62	2.09	(.50)	(.61)	(1.11)	24.83	8.88	1,986	.34		1.91
Class R-6:
6/30/2021[4,5]	30.21	.27	2.61	2.88	(.25)	(.18)	(.43)	32.66	9.55 [6]	41,014	.25	[7]	1.75	[7]
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26		2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27		2.29
12/31/2018	27.16	.61	(1.24)	(.63)	(.60)	(1.02)	(1.62)	24.91	(2.42)	19,971	.28		2.23
12/31/2017	24.81	.56	3.33	3.89	(.56)	(.98)	(1.54)	27.16	15.84	18,238	.28		2.10
12/31/2016	23.84	.48	1.61	2.09	(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29		1.98

See end of table for footnotes.

56	American Balanced Fund

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[13,14]	2021[4,5,6]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	32%[15]	65%	67%	72%	58%	48%
Including mortgage dollar roll transactions	101%[15]	176%	104%	105%	95%	79%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by seven percentage points if the value of securities sold due to in-kind transactions were excluded.

See notes to financial statements.

American Balanced Fund	57

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

58	American Balanced Fund

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,093.84	$2.96	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,089.46	6.84	1.32
Class C – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class T – actual return	1,000.00	1,095.21	1.61	.31
Class T – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-1 – actual return	1,000.00	1,093.55	3.22	.62
Class F-1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 – actual return	1,000.00	1,095.02	1.87	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	1,095.55	1.30	.25
Class F-3 – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class 529-A – actual return	1,000.00	1,093.52	3.17	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	1,089.70	7.05	1.36
Class 529-C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class 529-E – actual return	1,000.00	1,092.33	4.36	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	1,094.85	1.97	.38
Class 529-T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-1 – actual return	1,000.00	1,094.62	2.18	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-2 – actual return	1,000.00	1,094.89	1.92	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return	1,000.00	1,095.20	1.61	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-1 – actual return	1,000.00	1,089.89	6.89	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2 – actual return	1,000.00	1,089.33	6.99	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	1,091.25	5.50	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	1,091.86	4.72	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	1,093.43	3.11	.60
Class R-4 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E – actual return	1,000.00	1,094.79	2.08	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	1,095.47	1.56	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,095.48	1.30	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Balanced Fund	59

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe__________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2021